                                                   As filed pursuant to Rule 497
                                                     under the Securities Act of
                                                           1933 Registration No.
                                                       333-101487 and 811-08810


                   FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         FS VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                               SUPPLEMENT TO THE
                 WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2003

               THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

The date of this Prospectus has been changed to October 10, 2003.

All references in the Prospectus to the date of the Statement of Additional Information is hereby changed to October 10, 2003.

The WM REIT Fund is now available for investment.

The footnote to the WM REIT Fund on page 13 should be deleted.





Date: October 15, 2003

               Please keep this Supplement with your Prospectus.

                                     [LOGO]

                                   PROSPECTUS
                                   May 1, 2003

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                    issued by
                          FS VARIABLE SEPARATE ACCOUNT
                                       and
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

The annuity contract has several investment choices--fixed-interest investment options which offer interest rates guaranteed by First SunAmerica Life Insurance Company ("First SunAmerica") for different periods of time and variable investment portfolios, shown below. The variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST"), Van Kampen Life Investment Trust ("VKT") or the WM Variable Trust ("WMVT").

                      STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FLEXIBLE INCOME PORTFOLIO                            WM ADVISORS, INC.                         WMVT

CONSERVATIVE BALANCED PORTFOLIO                      WM ADVISORS, INC.                         WMVT

BALANCED PORTFOLIO                                   WM ADVISORS, INC.                         WMVT

CONSERVATIVE GROWTH PORTFOLIO                        WM ADVISORS, INC.                         WMVT

STRATEGIC GROWTH PORTFOLIO                           WM ADVISORS, INC.                         WMVT

                                                       EQUITY FUNDS

TECHNOLOGY PORTFOLIO                                    VAN KAMPEN                             SAST

GLOBAL EQUITIES PORTFOLIO                    ALLIANCE CAPITAL MANAGEMENT, L.P.                 SAST

REIT FUND                                            WM ADVISORS, INC.                         WMVT

EQUITY INCOME FUND                                   WM ADVISORS, INC.                         WMVT

GROWTH & INCOME FUND                                 WM ADVISORS, INC.                         WMVT

WEST COAST EQUITY FUND                               WM ADVISORS, INC.                         WMVT

MID CAP STOCK FUND                                   WM ADVISORS, INC.                         WMVT

                                               COLUMBIA MANAGEMENT COMPANY,                    WMVT
GROWTH FUND                                  JANUS CAPITAL MANAGEMENT LLC, AND
                                                  OPPENHEIMERFUNDS, INC.

SMALL CAP STOCK FUND                                 WM ADVISORS, INC.                         WMVT

INTERNATIONAL GROWTH FUND                     CAPITAL GUARDIAN TRUST COMPANY                   WMVT

MFS MID-CAP GROWTH PORTFOLIO             MASSACHUSETTS FINANCIAL SERVICES COMPANY              SAST

CAPITAL APPRECIATION PORTFOLIO              WELLINGTON MANAGEMENT COMPANY, LLP                  AST

ALLIANCE GROWTH PORTFOLIO                    ALLIANCE CAPITAL MANAGEMENT, L.P.                 SAST

VAN KAMPEN LIT COMSTOCK PORTFOLIO            VAN KAMPEN ASSET MANAGEMENT INC.                   VKT
                                                    FIXED-INCOME FUNDS

SHORT TERM INCOME FUND                               WM ADVISORS, INC.                         WMVT

U.S. GOVERNMENT SECURITIES FUND                      WM ADVISORS, INC.                         WMVT

INCOME FUND                                          WM ADVISORS, INC.                         WMVT

MONEY MARKET FUND                                    WM ADVISORS, INC.                         WMVT

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the WM Diversified Strategies(III) Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears on page 32 of this prospectus. For a free copy of the SAI, call Us at 1-877-311-WMVA (9682) or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN
DOCUMENTS BY REFERENCE

         First SunAmerica's Annual Report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference.

         All documents or reports filed by First SunAmerica under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supercede documents incorporated by reference.

         First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897, File No. 033-81474.

         First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

         WASHINGTON, DISTRICT OF COLUMBIA
         450 Fifth Street, N.W., Room 1024
         Washington, D.C. 20549

         CHICAGO, ILLINOIS
         500 West Madison Street
         Chicago, IL 60661

         NEW YORK, NEW YORK
         233 Broadway
         New York, NY 10048

         To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

         Registration statements under the Securities Act of 1933, as amended, related to the contracts by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

         First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:

                  First SunAmerica Life Insurance Company
                  Annuity Service Center
                  P.O. Box 54299
                  Los Angeles, California 90054-0299
                  Telephone Number: (877) 311-WMVA

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

         Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to First SunAmerica's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel this issue has been determined by controlling precedent, First SunAmerica will not submit the issue to a court for determination.

TABLE OF CONTENTS

GLOSSARY                                                                                                   4
HIGHLIGHTS                                                                                                 5
VARIABLE ANNUITY FEE TABLES                                                                                6
      Owner Transaction Expenses                                                                           6
      Optional Enhanced Death Benefit Fee                                                                  6
      Annual Separate Account Expenses                                                                     6
      Portfolio Expenses                                                                                   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES                                                                       7
THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY                                                        9
PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY                                              10
      Allocation of Purchase Payments                                                                     10
      Accumulation Units                                                                                  10
      Free Look                                                                                           11
      Exchange Offers                                                                                     11
INVESTMENT OPTIONS                                                                                        12
      Variable Portfolios                                                                                 12
      Anchor Series Trust                                                                                 12
      SunAmerica Series Trust                                                                             12
      Van Kampen Life Investment Trust                                                                    12
      WM Variable Trust                                                                                   12
      Fixed Investment Options                                                                            13
      Transfers During the Accumulation Phase                                                             15
      Dollar Cost Averaging Program                                                                       16
      Asset Allocation Rebalancing Program                                                                17
      Voting Rights                                                                                       17
      Substitution                                                                                        17
ACCESS TO YOUR MONEY                                                                                      18
      Free Withdrawal Provision                                                                           18
      Systematic Withdrawal Program                                                                       19
      Minimum Contract Value                                                                              19
      Qualified Contract Owners                                                                           19
DEATH BENEFITS                                                                                            20
      Standard Death Benefit                                                                              21
      Optional Death Benefit                                                                              21
      Spousal Continuation                                                                                21
EXPENSES                                                                                                  22
      Separate Account                                                                                    22
      Other Revenue                                                                                       22
      Withdrawal Charges                                                                                  22
      Investment Charges                                                                                  23
      Contract Maintenance Fee                                                                            23
      Transfer Fee                                                                                        23
      Optional Death Benefit Fee                                                                          23
      Income Taxes                                                                                        23
      Reduction or Elimination of Charges and Expenses, and Additional Amounts Credited                   24
INCOME OPTIONS                                                                                            24
      Annuity Date                                                                                        24
      Income Options                                                                                      24
      Allocation of Annuity Payments                                                                      25
      Transfers During the Income Phase                                                                   26
      Deferment of Payments                                                                               26
TAXES                                                                                                     26

      Annuity Contracts in General                                                                        26
      Tax Treatment of Distributions--Non-Qualified Contracts                                             27
      Tax Treatment of Distributions--Qualified Contracts                                                 27
      Minimum Distributions                                                                               28
      Tax Treatment of Death Benefits                                                                     28
      Contracts Owned by a Trust or Corporation                                                           29
      Gifts, Pledges and/or Assignments of a Contract                                                     29
      Diversification and Investor Control                                                                29
PERFORMANCE                                                                                               29
OTHER INFORMATION                                                                                         30
      First SunAmerica                                                                                    30
      The Separate Account                                                                                30
      The General Account                                                                                 30
      Distribution of the Contract                                                                        30
      Administration                                                                                      31
      Legal Proceedings                                                                                   31
      Ownership                                                                                           31
      Independent Accountants                                                                             31
      Registration Statement                                                                              31
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                                                  32
APPENDIX A--MARKET VALUE ADJUSTMENT                                                                      A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION                                                B-1

GLOSSARY

         We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We define them in this glossary.

         ACCUMULATION PHASE--The period during which you invest money in your contract.

         ACCUMULATION UNITS--A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

         ANNUITANT(s)--The person(s) on whose life (lives) We base income payments.

         ANNUITY DATE--The date on which income payments are to begin, as selected by you.

         ANNUITY UNITS--A measurement We use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

         BENEFICIARY(ies)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

         COMPANY--First SunAmerica Life Insurance Company ("First SunAmerica"), We, Us, the issuer of this annuity contract.

         INCOME PHASE--The period during which We make income payments to you.

         IRS--The Internal Revenue Service.

         NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

         PURCHASE PAYMENTS--The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.

         QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

         VARIABLE PORTFOLIOS--A sub-account of FS Variable Separate Account which provides for the variable investment options available under the contract. Each has a distinct investment objective and is invested in the underlying investment portfolios of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust or the WM Variable Trust as applicable. The underlying investment portfolios are referred to as "Underlying Funds."

FIRST SUNAMERICA OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND
  BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR INVESTMENT REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS
 YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                       LONG-TERM RETIREMENT SAVINGS GOALS.

HIGHLIGHTS

         The WM Diversified Strategies(III) Variable Annuity is a contract between you and First SunAmerica. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

         FREE LOOK: You may cancel your contract within 10 days after receiving it (or within 60 days for replacement contracts). You will receive whatever your contract is worth on the day that We receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY below.

         EXPENSES: There are fees and charges associated with the contract. Each year, We deduct a $30 contract maintenance charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract We may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for three complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY and EXPENSES below.

         ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES below.

         DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. An optional enhanced death benefit is also available. Please see DEATH BENEFITS below.

         INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS below.

         INQUIRIES: If you have questions about your contract call your investment representative or contact Us at First SunAmerica Life Insurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: 1 (877) 311-WMVA (9682).

         PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

                                   FEE TABLES

The following describes the fees and expenses that you will pay at the time that you surrender the contract, or transfer cash value between investment options.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Withdrawal Charges (as a percentage of each Purchase Payment)(1)    7%

Transfer Fee           No charge for the first 15 transfers each contract year.


(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:            1                2               3               4+
                  7%               6%              5%              0%

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including Underlying Fund fees and expenses which are outlined in the next section.

CONTRACT MAINTENANCE FEE
$30 waived if contract value $50,000 or more

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

Separate Account Fees(2)                                       1.55%

Optional Maximum Anniversary Value Fees(3)                     0.15%

      Total Separate Account Annual Expenses                   1.70%
                                                               ----

(2) See Expenses below for more information about Separate Account charges.

(3) Maximum Anniversary Value, an enhanced death benefit feature, is optional and if elected, the fee is an annualized charge 3 that is deducted daily from your contract value. If you do not elect this feature, your total separate account annual expenses would be 1.55%.

         The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts before any waivers or reimbursements. More detail concerning the Trusts' fees and expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

                               PORTFOLIO EXPENSES

                              TOTAL ANNUAL TRUST OPERATING EXPENSES                                     MINIMUM      MAXIMUM
-------------------------------------------------------------------------------------------------       -------      -------
(expenses that are deducted from Underlying Funds of the Trusts, including management fees, other
   expenses and service (12b-1) fees, if applicable)                                                      0.81%        1.75%

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

         These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance charges, separate account annual expenses, fees for optional features and expenses of the Underlying Funds of the Trusts.

         The Example assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

         (assuming maximum separate account annual expenses of 1.70% (including the enhanced death benefit) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional enhanced death benefit (0.15%):

1 YEAR                           3 YEARS                           5 YEARS                           10 YEARS
------                           -------                           -------                           --------
$1,053                           $ 1,574                           $ 1,817                           $  3,774

(2) If you do not surrender your Contract and you elect the optional enhanced death benefit (0.15%):

1 YEAR                           3 YEARS                           5 YEARS                           10 YEARS
------                           -------                           -------                           --------
$  353                           $ 1,074                           $ 1,817                           $  3,774

(3)      If you annuitize your Contract:

1 YEAR                           3 YEARS                           5 YEARS                           10 YEARS
------                           -------                           -------                           --------
$  333                           $ 1,015                           $ 1,722                           $  3,595

MINIMUM EXPENSE EXAMPLES

         (assuming minimum separate account annual expenses of 1.55% and investment in an Underlying Fund with total expenses of 0.81%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR                           3 YEARS                           5 YEARS                           10 YEARS
------                           -------                           -------                           --------
$  944                           $ 1,251                           $ 1,285                           $  2,746

(2) If you do not surrender your Contract and you do not elect any optional features:

1 YEAR                           3 YEARS                           5 YEARS                           10 YEARS
------                           -------                           -------                           --------
$  244                           $   751                           $ 1,285                           $  2,746

(3)      If you annuitize your Contract:

1 YEAR                           3 YEARS                           5 YEARS                           10 YEARS
------                           -------                           -------                           --------
$  239                           $   736                           $ 1,260                           $  2,696

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. We converted the contract maintenance charge to a percentage (0.05%). The actual impact of the contract maintenance charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the accompanying Trust prospectuses.

2.       The Examples assume that no transfer fees were imposed.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

             AS OF DECEMBER 31, 2002, SALES OF THIS VARIABLE ANNUITY
                HAD NOT BEGUN. THEREFORE, NO CONDENSED FINANCIAL
                    INFORMATION IS SHOWN IN THIS PROSPECTUS.

THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY

         An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

         - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

         - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

         - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

         Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your investment representative.

         This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making payments to you out of the money accumulated in your contract.

         The contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which We call Variable Portfolios. The Variable Portfolios have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolio(s) in which you invest.

         The contract may also offer one and three year fixed account options in addition to fixed accounts available through the Dollar Cost Averaging Program. Fixed account options earn interest at a rate set and guaranteed by First SunAmerica.

         For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.

         This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 3 years. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your investment representative prior to purchase.

First SunAmerica issues the WM Diversified Strategies(III) Variable Annuity. When you purchase a WM Diversified Strategies(III) Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation.

PURCHASING A WM DIVERSIFIED STRATEGIES(III)
VARIABLE ANNUITY

         An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.


      This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                                      MINIMUM                 MINIMUM SUBSEQUENT
                         MINIMUM INITIAL             SUBSEQUENT               PURCHASE PAYMENT--
                         PURCHASE PAYMENT          PURCHASE PAYMENT         AUTOMATIC PAYMENT PLAN
                         ----------------          ----------------         ----------------------
Qualified                   $    2,000                $     250                   $    100

Non-Qualified               $   10,000                $     500                   $    100

WE REQUIRE COMPANY APPROVAL PRIOR TO ACCEPTING PURCHASE PAYMENTS GREATER THAN $1,000,000. FOR CONTRACTS OWNED BY A NON-NATURAL OWNER, WE REQUIRE PRIOR COMPANY APPROVAL TO ACCEPT PURCHASE PAYMENTS GREATER THAN $250,000. SUBSEQUENT PURCHASE PAYMENTS THAT WOULD CAUSE TOTAL PURCHASE PAYMENTS IN ALL CONTRACTS ISSUED BY FIRST SUNAMERICA OR ITS AFFILIATES TO THE SAME OWNER TO EXCEED THESE LIMITS ARE ALSO SUBJECT TO COMPANY PRE-APPROVAL. WE RESERVE THE RIGHT TO CHANGE THE AMOUNT AT WHICH PRE-APPROVAL IS REQUIRED, AT ANY TIME. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.

         In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to Us that the minimum distribution required by the federal tax code is being made. In addition, We may not issue a contract to anyone age 86 or older (unless state law requires otherwise). The enhanced optional death benefit is not available to you if you are age 81 or older at the time of contract issue.

         We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

         We invest your Purchase Payments in the fixed accounts and/or Variable Portfolio(s) according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to the last future payment allocation instructions provided by you. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.

         In order to issue your contract, We must receive your completed application, and/or Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:

         -   Send your money back to you; or

         - Ask your permission to keep your money until We get the information necessary to issue the contract.

ACCUMULATION UNITS

         The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolio(s) you select. In order to keep track of the value of your contract, We use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, We call them Annuity Units.

         An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 1:00 p.m. Pacific Time ("PT") and on the next business day's unit value if We receive your money after 1:00 p.m. PT. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

         1. Determining the total value of money invested in a particular Variable Portfolio;

         2. Subtracting from that amount any asset-based charges and any other charges such as taxes We have deducted; and

         3. Dividing this amount by the number of outstanding Accumulation
            Units.

         EXAMPLE:

                  We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Alliance Growth Portfolio. We determine that the value of an Accumulation Unit for the Alliance Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Alliance Growth Portfolio.

         Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

         You may cancel your non-replacement contract within ten days after receiving it (or longer if required by state law). We call this a "free look." Replacement contracts are allowed a 60-day free look period. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, generally, We will refund to you the value of your contract on the day We receive your request. The amount refunded to you may be more or less than your original investment.

         All contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Money Market investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Money Market investment option during the free look period unless you allocate your money to it. If your contract was issued as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract.

EXCHANGE OFFERS

         From time to time, We may offer to allow you to exchange an older variable annuity issued by First SunAmerica or one of its affiliates, for a newer product with more current features and benefits, also issued by First SunAmerica or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

INVESTMENT OPTIONS

         The contract offers variable investment options which We call Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS

         These Variable Portfolios invest in shares of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and the WM Variable Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffilated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's adviser monitors its Trust for potential conflicts.

ANCHOR SERIES TRUST

         Wellington Management Company, LLP serves as subadviser to the AST Portfolio. AST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

SUNAMERICA SERIES TRUST

         Various subadvisers provide investment advice for the SAST Portfolios. SAST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

VAN KAMPEN LIFE INVESTMENT TRUST

         Van Kampen Asset Management Inc. provides investment advice for the VKT portfolios. VKT contains investments portfolios in addition to the one listed here which are not available for investment under this contract.

WM VARIABLE TRUST

         WM Advisors, Inc. serves as adviser for the WMVT Funds and Portfolios and also hires subadvisers to manage the day-to-day operations of certain investment options.

         The Variable Portfolios along with their respective subadvisers are listed below:

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Flexible Income Portfolio                WM Advisors, Inc.                                WMVT

Conservative Balanced Portfolio          WM Advisors, Inc.                                WMVT

Balanced Portfolio                       WM Advisors, Inc.                                WMVT

Conservative Growth Portfolio            WM Advisors, Inc.                                WMVT

Strategic Growth Portfolio               WM Advisors, Inc.                                WMVT

EQUITY FUNDS

Technology Portfolio                     Van Kampen                                       SAST

Global Equities Portfolio                Alliance Capital Management, L.P.                SAST

REIT Fund*                               WM Advisors, Inc.                                WMVT

Equity Income Fund                       WM Advisors, Inc.                                WMVT

Growth & Income Fund                     WM Advisors, Inc.                                WMVT

West Coast Equity Fund                   WM Advisors, Inc.                                WMVT

Mid Cap Stock Fund                       WM Advisors, Inc.                                WMVT

Growth Fund                              Columbia Management Company,                     WMVT
                                         Janus Capital Management LLC, and
                                         OppenheimerFunds, Inc.

Small Cap Stock Fund                     WM Advisors, Inc.                                WMVT

International Growth Fund                Capital Guardian Trust Company                   WMVT

MFS Mid-Cap Growth Portfolio             Massachusetts Financial Services Company         SAST

Capital Appreciation Portfolio           Wellington Management Company, LLP               AST

Alliance Growth Portfolio                Alliance Capital Management, L.P.                SAST

Van Kampen LIT Comstock Portfolio        Van Kampen Asset Management Inc.                 VKT

FIXED-INCOME FUNDS

Short Term Income Fund                   WM Advisors, Inc.                                WMVT

U.S. Government Securities Fund          WM Advisors, Inc.                                WMVT

Income Fund                              WM Advisors, Inc.                                WMVT

Money Market Fund                        WM Advisors, Inc.                                WMVT

         YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

* This Variable Portfolio is not available as of the date of this prospectus but will be made available for transfers or investment of Purchase Payments on or about July 1, 2003. Please check with your financial advisor regarding the Variable Portfolio's availability prior to that date.

FIXED INVESTMENT OPTIONS

         Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3, or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial advisor to learn if any FAGPs are currently offered.

         There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

         - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

         - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

         - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

         When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

         If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.

         All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if We are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

     DOLLAR COST AVERAGING FIXED ACCOUNTS

         You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less that the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that We make available at any time, unless state law requires Us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer funds between the Variable Portfolio(s) and the available fixed investment options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

         Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIG SunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract year. We charge $25 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the Automatic Asset Rebalancing Program do not count against your 15 free transfers.

         We accept transfer requests over the telephone or the internet unless you instruct Us otherwise. When receiving instructions over the telephone or the internet, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions.

         Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day We receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. PT. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

         Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneously with the original transfer request.

         This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Funds in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the Underlying Funds in which the Variable Portfolios invest and thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

         Regardless of the number of transfers you have made, We will monitor and may terminate your transfer privileges after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors We will consider include:

         -  The dollar amount of the transfer;

         -  The total assets of the Variable Portfolio involved in the transfer;

         -  The number of transfers completed in the current calendar quarter;
            or

         - Whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

         For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

         We reserve the right to modify, suspend or terminate these transfer privileges at any time.

DOLLAR COST AVERAGING PROGRAM

         The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio or an available fixed account option (source accounts) to any other Variable Portfolio. Transfers occur on certain periodic schedules, such as monthly or weekly, and count against your 15 free transfers per contract year. The minimum transfer amount under the DCA program is $100 per transfer, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

         We may also offer DCAFAs exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCAFA, We transfer all your money allocated to that account into the Variable Portfolio(s) over the selected 6-month or 1-year period. You cannot change the option once selected.

         We determine the amount of the transfers from the DCAFAs based on the total amount of money allocated to the account. For example, if you allocate $1,000 to the 1-year DCAFA, We completely transfer all of your money to the selected investment options over a period of ten months, so that each payment complies with the $100 per transfer minimum.

         You may terminate a DCA program at any time. Upon termination of the DCA program, if money remains in the DCAFAs, We transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

         The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

         We reserve the right to modify, suspend or terminate this program at any time.

         EXAMPLE:

                  Assume that you want to gradually move $750 each month from the Money Market Fund to the Alliance Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

MONTH                    ACCUMULATION UNIT                              UNITS PURCHASED
-----                    -----------------                              ---------------
  1                          $  7.50                                        100
  2                          $  5.00                                        150
  3                          $ 10.00                                         75
  4                          $  7.50                                        100
  5                          $  5.00                                        150
  6                          $  7.50                                        100

                  You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

         Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic Asset Allocation Rebalancing Program addresses this situation. There is no fee to participate in this program. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. We reserve the right to modify, suspend or terminate this program at any time.

         EXAMPLE:

                  Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the WM Income Fund and 50% in the Alliance Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the WM Income Fund now represents 60% of your holdings because it has increased in value and the Alliance Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, We would sell some of your units in the WM Income Fund to bring its holdings back to 50% and use the money to buy more units in the Alliance Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

         First SunAmerica is the legal owner of shares of the Trusts. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION

         We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, We may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

ACCESS TO YOUR MONEY

         You can access money in your contract in two ways:

         -  By making a partial or total withdrawal, and/or;

         - By receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, We deduct a withdrawal charge applicable to any partial or total withdrawal and a MVA if a withdrawal comes from the 3-year fixed investment option prior to the end of a guarantee period. If you withdraw your entire contract value, We also deduct applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW.

         We calculate charges due on a total withdrawal on the day after We receive your request and other required paper work. We return your contract value less any applicable fees and charges.

         The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

         For example, you make an initial Purchase Payment of $100,000. For purposes of this example We will assume a 0% growth rate over the life of the contract, no election of optional benefits and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 3 you request a full surrender of your contract. We will apply the following calculation,

         A-(B x C)=D, where:

         A = Your contract value at the time of your request for surrender
             ($90,000)

         B = The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

         C = The withdrawal charge percentage applicable to the age of each Purchase Payment (5%) [B x C=$5,000]

         D = Your full surrender value ($85,000)

         The minimum partial withdrawal amount is $1,000. We require that the value left in any Variable Portfolio or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment options in which your contract is invested.

         We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

         Additionally, We reserve the right to defer payments for a fixed withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

         Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that We allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender.

         Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the third year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully above. SEE EXPENSES BELOW. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your investment representative.

         To determine your free withdrawal amount and your withdrawal charge, We refer to two special terms. These are penalty free earnings and the total invested amount.

         The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

         - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

         - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

         When you make a withdrawal, We assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

         During the first year after We issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount, less any withdrawals already made during the contract year.

      After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year, less any withdrawals already made during the contract year.

SYSTEMATIC WITHDRAWAL PROGRAM

         During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2 . There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

         The program is not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

         Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

         Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty.

DEATH BENEFITS

         If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.

         The death benefit is not paid after you begin the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS BELOW.

         You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until We record the change.

         We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to Us.

         The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income payment. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION BELOW. If the Beneficiary does not elect a specific form of pay out within 60 days of Our receipt of all required paperwork and satisfactory proof of death, We pay a lump sum death benefit to the Beneficiary.

         If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides two death options: the Standard Death Benefit which is automatically included in your contract for no additional fee and an optional enhanced death benefit called "Maximum Anniversary Value". Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

         The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

         To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

         The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

STANDARD DEATH BENEFIT

         The Standard Death Benefit on your contract, is the greater of:

         1. Net Purchase Payments; or

         2. The contract value on the date We receive all required paperwork and satisfactory proof of death.

OPTIONAL DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit which can provide greater protection for your beneficiaries if you die prior to age 90. You must choose this benefit at the time you purchase your contract and you cannot terminate your election at any time. The optional death benefit is not available if you are age 81 or older at the time of contract issue. The fee for this optional death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios. This fee is no longer deducted upon the owner's 90th birthday.

         The Optional Death Benefit is the greater of:

         1. Net Purchase Payments; or

         2. The contract value on the date We receive all required paperwork and satisfactory proof of death; or

         3. The maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If you (or your Continuing Spouse) live to be age 90 or older, the death benefit will be contract value.

         WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

         If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. Generally, the Continuing Spouse cannot change any contract provisions as the new owner. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.

         Upon continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to Us ("Continuation Date"). The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix B. To the extent the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

         Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Optional Death Benefit and the available death benefit will be the Standard Death Benefit. If the Continuing Spouse is age 81 or older on the Continuation Date, and if a Continuation Contribution is added to the contract value, the only available death benefit will be the Standard Death Benefit. If the Maximum Anniversary Value optional death benefit was selected and the Continuing Spouse lives to age 90 or older, the death benefit will be the contract value. The fee for the optional Maximum Anniversary Value death benefit will no longer be deducted after the Continuing Spouse's 90th birthday.

         The determination of any future death benefits under the Contract will generally be made using the age of the Continuing Spouse on the Continuation Date, if any Continuation Contribution has been made, and the date of the Continuing Spouse's death. If no Continuation Contribution has been made to the contract on the Continuation Date, the age of the spouse on the date of the original contract issue will be used to determine any age-driven benefits.

         SEE APPENDIX B FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

EXPENSES

         There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance charge or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

SEPARATE ACCOUNT CHARGES

         The Company deducts a separate account charge in the amount of 1.55%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

         Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

         If these charges do not cover all of Our expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

OTHER REVENUE

         We may receive compensation of up to 0.40% from the investment advisers or their affiliates of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.

WITHDRAWAL CHARGES

         During the Accumulation Phase you may make withdrawals from your contract; however, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

        YEAR                         1                 2                  3                 4+
        ----                        ---               ---                ---               ----
Withdrawal Charge                    7%                6%                 5%                0%

         After a Purchase Payment has been in the contract for three complete years, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

         Whenever possible, We deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, We deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES BELOW.

INVESTMENT CHARGES

INVESTMENT MANAGEMENT FEES

         Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolio(s) for the advisory and other expenses of the portfolios. SEE FEE TABLES ABOVE.

SERVICE FEES

         Shares of each Trust are subject to fees imposed under a servicing plan adopted by that Trust pursuant to Rule 12b-1 of the Investment Company Act of 1940. This service fee is shown in the Fee Tables and is also known as a 12b-1 fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. SEE INVESTMENT PORTFOLIO EXPENSES OF VARIABLE PORTFOLIOS ABOVE.

         FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE CHARGE

         During the Accumulation Phase, We subtract a contract maintenance charge from your account once per year. This charge compensates Us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, We will waive the charge. This waiver is subject to change without notice. We deduct the $30 contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. If you withdraw your entire contract value, We deduct the fee from that withdrawal.

TRANSFER FEE

         Generally, We currently allow 15 free transfers per contract year. We charge $25 for each additional transfer in any contract year.

OPTIONAL DEATH BENEFIT FEE

         Please see Optional Death Benefit above for additional information regarding the Maximum Anniversary Value death benefit fee.

INCOME TAXES

         We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

         Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

         First SunAmerica may make such a determination regarding sales to its employees, its affiliates' employees and affiliates' employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

         We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS

ANNUITY DATE

         During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

         Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity Date).

         If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

         Currently, this Contract offers five Income Options. Other annuity options may be available. Please check with the Annuity Service Center for details. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.

         We base Our calculation of income payments on the life of the Annuitant and the annuity factors set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

         This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

         This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

         This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

         This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

         This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

         We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct Us to send you a check or to have the payments direct deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, We may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS

         You can choose income payments that are fixed, variable or both. If payments are fixed, First SunAmerica guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

         Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.

INCOME PAYMENTS

         Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:

         - For life options, your age when payments begin, and in most states, if a Non-Qualified Contract, your gender;

         - The value of your contract in the Variable Portfolio(s) on the Annuity Date;

         - The 3.5% assumed investment rate ("AIR") for variable income payments used in the annuity table for the contract, and;

         - The performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

         If you are invested in both the fixed account options and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.

         The value of variable income payments, if elected, is based on the assumed AIR of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

         During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

         We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

         Please read the SAI, available upon request, for a more detailed discussion of the income options. See also ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

TAXES

         NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

         The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

         If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

         If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are:
Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

         If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

         The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner:(1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

         Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

         Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

         You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

         Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

         You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semi-annual, or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of Our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to Our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

         The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

         Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

         Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

         If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

         A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

         If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

         The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

         The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Underlying Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not First SunAmerica Life Insurance Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE

         We advertise the Money Market Fund's yield and effective yield. In addition, the Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

         When We advertise hypothetical performance for periods prior to the date the Variable Portfolios were first added to the Separate Account, We derive the figures from the performance of the corresponding Underlying Funds of the Trusts, if available. We modify these numbers to reflect charges and expenses as if the Variable Portfolios were in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of a particular Variable Portfolio.

         Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices We use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

         First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of Our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

OTHER INFORMATION

FIRST SUNAMERICA

         First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.

         First SunAmerica and its affiliates, SunAmerica Life Insurance Company, AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), AIG SunAmerica Asset Management Corporation, and AIG Advisors Group, Inc. (comprising six broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

         First SunAmerica originally established a separate account, FS Variable Separate Account (the "Separate Account"), under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

         First SunAmerica owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of First SunAmerica. Assets in the Separate Account are not guaranteed by First SunAmerica.

THE GENERAL ACCOUNT

         Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

         Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts, of up to 4.50% of your Purchase Payments. We may also pay an annual trail commission of up to 1.00%, payable quarterly. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

         From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by Us. Promotional incentives may change at any time.

         WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101 distributes the contracts. WM Funds Distributor is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

         We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, We send confirmations immediately.

         During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact Our Annuity Service Center at 1-877-311-WMVA (9682), if you have any comment, question or service request.

         We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmations or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

LEGAL PROCEEDINGS

         There are no pending legal proceedings affecting the Separate Account. First SunAmerica engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, nor are they material with respect to the Separate Account.

OWNERSHIP

         The WM Diversified Strategies(III) Variable Annuity is a Flexible Payment Individual Deferred Annuity contract.

INDEPENDENT ACCOUNTANTS

         The audited financial statements of First SunAmerica Life Insurance Company at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002 and the audited financial statements of FS Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

         A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

         Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to Us at Our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(877) 311-WMVA(9682). The contents of the SAI are tabulated below.

Separate Account                                                        2

General Account                                                         2

Performance Data                                                        3

Income Payments                                                         9

Annuity Unit Values                                                     9

Variable Annuity Payments                                              10

Taxes                                                                  11

Distribution of Contracts                                              16

Financial Statements                                                   16

APPENDIX A - MARKET VALUE ADJUSTMENT ("MVA")

         The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

         We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If We are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

         Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

         The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                            [(1+I/(1+J+L)](N/12) - 1

         where:

                           I is the interest rate you are earning on the money
invested in the FAGP;

                           J is the interest rate then currently available for
the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

                           N is the number of full months remaining in the term
you initially agreed to leave your money in the FAGP; and

                           L is 0.005 (some states require a different value;
see your Contract)

         We do not assess an MVA against withdrawals from a FAGP under the following circumstances:

         - If a withdrawal is made within 30 days after the end of a guarantee period;

         -    If a withdrawal is made to pay contract fees and charges;

         -    To pay a death benefit; and

         - Upon beginning an income option, if occurring on the Latest Annuity Date.

                               EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender Charges applicable under your contract.

         The examples below assume the following:

         (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

         (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

         (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

         (4)  Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

         Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is

                                    =  [ (1+I) / (1+J+0.005) ] (N/12) - 1

                                    =  [ (1.05) / (1.04+0.005) ] (18/12) -1

                                    =  (1.004785) (1.5) - 1

                                    =  1.007186 - 1

                                    =  +0.007186

         The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

         $28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

         Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is

                                    = [ (1+I) / (1+J+0.005)] (N/12) - 1

                                    = [ (1.05) / (1.06+0.005) ] (18/12) - 1

                                    = (0.985915) (1.5) - 1

                                    = 0.978948 - 1

                                    = - 0.021052

         The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                        $4,000 x (- 0.021052) = - $84.21

         $84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

         Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                                    = [ (1+I) / (I+J+0.005) ] (N/12) - 1

                                    = [ (1.05) / (1.04+0.005) ] (18/12) - 1

                                    = (1.004785) (1.5) - 1

                                    = 1.007186 - 1

                                    = +0.007186

         The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

         $27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

         Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                                    = [ (1+I) / (I+J+0.005) ] (N/12) - 1

                                    = [ (1.05) / (1.06+0.005) ] (18/12) - 1

                                    = (0.985915) (1.5) - 1

                                    = 0.978948 - 1

                                    = - 0.021052

         The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                        $3,760 x (- 0.021052) = - $79.16

         $79.16 represents the negative MVA that would be deducted from the withdrawal.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All capitalized terms have the same meaning as they have in the prospectus.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

         If the Standard Death Benefit is applicable upon the Continuing Spouse's death We will pay the beneficiary the greater of:

1.       Net Purchase Payments; or

2. The contract value at the time We receive all required paperwork and satisfactory proof of death.

ENHANCED DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

         If the Enhanced Death Benefit is applicable upon the Continuing Spouse's death, We will pay the Beneficiary this death benefit.

         MAXIMUM ANNIVERSARY VALUE:

         If the continuing Spouse is younger than age 90 at the time of death, the death benefit is the greatest of:

a.       Continuation Net Purchase Payments; or

b. The contract value at the time We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary, reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time We receive satisfactory proof of death.

         WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

                                                   As filed pursuant to Rule 497
                                                     under the Securities Act of
                                                           1933 Registration No.
                                                       333-101487 and 811-08810


                       STATEMENT OF ADDITIONAL INFORMATION

                      FIXED AND VARIABLE DEFERRED CONTRACTS

                                    ISSUED BY

                          FS VARIABLE SEPARATE ACCOUNT

                          WM DIVERSIFIED STRATEGIES III

               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2003, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling
(877)311-WMVA (9682) or by written request addressed to:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299

       The date of this Statement of Additional Information is May 1, 2003






                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Separate Account..........................................................   2
General Account...........................................................   2
Performance Data..........................................................   3
Income Payments...........................................................   9
Annuity Unit Values.......................................................   9
Variable Annuity Payments.................................................  10
Taxes.....................................................................  11
Distribution of Contracts.................................................  16
Financial Statements......................................................  16

                                SEPARATE ACCOUNT

First SunAmerica Life Insurance Company ("the Company") established FS Variable Separate Account ("separate account") under New York law on September 9, 1994. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the Underlying Funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed investment options and/or the available DCA fixed account(s), as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

From time to time the separate account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for the Variable Portfolios, including the Money Market Fund. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

Money Market Fund

Inception of the Money Market Fund in the WM Variable Trust was on May 10, 1993. The annualized current yield and effective yield for the Money Market Fund for the seven day period ended December 31, 2002, were as follows:

               Current Yield              Effective Yield
               -------------              ---------------
                  - 1.12%                     - 1.11%

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV-SV-CMF)/(SV) where:

     SV  = value of one Accumulation Unit at the start of a 7 day period
     EV = value of one Accumulation Unit at the end of the 7 day period CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the fee is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contracts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

             Effective Yield = [(Base Period Return + 1)(365/7) - 1]

The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Variable Portfolios

The Variable Portfolios of the separate account compute their performance data as "total return." A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

     P(1+T)(n) = ERV

     where:

     P = a hypothetical initial payment of $1,000
     T = average annual total return
     n = number of years
     ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was included in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts. Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

FS Variable Separate Account also funds another contract called Polaris Variable Annuity which has been in existence longer that the First SunAmerica WM Diversified StrategiesIII Variable Annuity. The performance returns below are based on historical data of the Separate Account and the Trusts, adjusted for the fees and charges applicable to the First SunAmerica WM Diversified StrategiesIII Variable Annuity.

                  FIRST SUNAMERICA WM DIVERSIFIED STRATEGIESIII
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIODS ENDING DECEMBER 31, 2002
                            (RETURNS WITH REDEMPTION)

VARIABLE PORTFOLIO                            INCLUSION DATE (1)    1 YEAR      5 YEARS     10 YEARS       SINCE
------------------                            ------------------    ------      -------     --------       -----
                                                                                                         INCLUSION
                                                                                                         ---------
ANCHOR SERIES TRUST (CLASS 3)
CAPITAL APPRECIATION PORTFOLIO                   04/06/95          -31.11%       3.18%         N/A         10.93%

SUNAMERICA SERIES TRUST (CLASS 3)
ALLIANCE GROWTH PORTFOLIO                        04/06/95          -39.56%      -2.53%         N/A         8.55%
GLOBAL EQUITIES PORTFOLIO                        05/22/95          -35.20%      -6.14%         N/A         0.44%
MFS MID-CAP GROWTH PORTFOLIO                     10/19/99          -55.15%        N/A          N/A        -14.90%
TECHNOLOGY PORTFOLIO                             01/19/01          -57.35%        N/A          N/A        -58.39%

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
VAN KAMPEN LIT COMSTOCK PORTFOLIO                12/02/02   (3)      N/A          N/A          N/A          N/A

WM VARIABLE TRUST (CLASS 2)
BALANCED PORTFOLIO                               02/11/03   (2)      N/A          N/A          N/A          N/A
CONSERVATIVE BALANCED PORTFOLIO                  02/11/03   (2)      N/A          N/A          N/A          N/A
CONSERVATIVE GROWTH PORTFOLIO                    02/11/03   (2)      N/A          N/A          N/A          N/A
EQUITY INCOME FUND                               02/11/03   (2)      N/A          N/A          N/A          N/A
FLEXIBLE INCOME PORTFOLIO                        02/11/03   (2)      N/A          N/A          N/A          N/A
GROWTH FUND                                      02/11/03   (2)      N/A          N/A          N/A          N/A
GROWTH & INCOME FUND                             02/11/03   (2)      N/A          N/A          N/A          N/A
INCOME FUND                                      02/11/03   (2)      N/A          N/A          N/A          N/A
INTERNATIONAL GROWTH FUND                        02/11/03   (2)      N/A          N/A          N/A          N/A
MID CAP STOCK FUND                               02/11/03   (2)      N/A          N/A          N/A          N/A
SHORT TERM INCOME FUND                           02/11/03   (2)      N/A          N/A          N/A          N/A
SMALL CAP STOCK FUND                             02/11/03   (2)      N/A          N/A          N/A          N/A
STRATEGIC GROWTH PORTFOLIO                       02/11/03   (2)      N/A          N/A          N/A          N/A
U.S. GOVERNMENT SECURITIES FUND                  02/11/03   (2)      N/A          N/A          N/A          N/A
WEST COAST EQUITY FUND                           02/11/03   (2)      N/A          N/A          N/A          N/A

(1) This represents the date the Variable Portfolio became available in the Separate Account. Returns for periods of less than one year are not annualized.

(2) This Variable Portfolio was not available for sale in the Separate Account until February 11, 2003, so no performance information is available for the time periods shown.

(3) This Variable Portfolio was not available for one full calendar quarter, so no performance is available for the time periods shown.

                  FIRST SUNAMERICA WM DIVERSIFIED STRATEGIESIII
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIODS ENDING DECEMBER 31, 2002
                          (RETURNS WITHOUT REDEMPTION)

VARIABLE PORTFOLIO                         INCLUSION DATE (1)    1 YEAR         5 YEARS     10 YEARS       SINCE
------------------                         ------------------    ------         -------     --------       -----
                                                                                                         INCLUSION
                                                                                                         ---------
ANCHOR SERIES TRUST (CLASS 3)
CAPITAL APPRECIATION PORTFOLIO                04/06/95          -24.11%          3.18%         N/A         10.93%

SUNAMERICA SERIES TRUST (CLASS 3)
ALLIANCE GROWTH PORTFOLIO                     04/06/95          -32.56%         -2.53%         N/A         8.55%
GLOBAL EQUITIES PORTFOLIO                     05/22/95          -28.20%         -6.14%         N/A         0.44%
MFS MID-CAP GROWTH PORTFOLIO                  10/19/99          -48.15%           N/A          N/A        -14.90%
TECHNOLOGY PORTFOLIO                          01/19/01          -50.35%           N/A          N/A        -51.81%

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
VAN KAMPEN LIT COMSTOCK PORTFOLIO             12/02/02   (3)      N/A             N/A          N/A          N/A

WM VARIABLE TRUST (CLASS 2)
BALANCED PORTFOLIO                            02/11/03   (2)      N/A             N/A          N/A          N/A
CONSERVATIVE BALANCED PORTFOLIO               02/11/03   (2)      N/A             N/A          N/A          N/A
CONSERVATIVE GROWTH PORTFOLIO                 02/11/03   (2)      N/A             N/A          N/A          N/A
EQUITY INCOME FUND                            02/11/03   (2)      N/A             N/A          N/A          N/A
FLEXIBLE INCOME PORTFOLIO                     02/11/03   (2)      N/A             N/A          N/A          N/A
GROWTH FUND                                   02/11/03   (2)      N/A             N/A          N/A          N/A
GROWTH & INCOME FUND                          02/11/03   (2)      N/A             N/A          N/A          N/A
INCOME FUND                                   02/11/03   (2)      N/A             N/A          N/A          N/A
INTERNATIONAL GROWTH FUND                     02/11/03   (2)      N/A             N/A          N/A          N/A
MID CAP STOCK FUND                            02/11/03   (2)      N/A             N/A          N/A          N/A
SHORT TERM INCOME FUND                        02/11/03   (2)      N/A             N/A          N/A          N/A
SMALL CAP STOCK FUND                          02/11/03   (2)      N/A             N/A          N/A          N/A
STRATEGIC GROWTH PORTFOLIO                    02/11/03   (2)      N/A             N/A          N/A          N/A
U.S. GOVERNMENT SECURITIES FUND               02/11/03   (2)      N/A             N/A          N/A          N/A
WEST COAST EQUITY FUND                        02/11/03   (2)      N/A             N/A          N/A          N/A

(1) This represents the date the Variable Portfolio became available in the Separate Account. Returns for periods less than one year are not annualized.

(2) This Variable Portfolio was not available for sale in the Separate Account until February 11, 2003, so no performance information is available for the time periods shown.

(3) This Variable Portfolio was not available for one full calendar quarter, so no performance is available for the time periods shown.

                  FIRST SUNAMERICA WM DIVERSIFIED STRATEGIESIII
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIODS ENDED DECEMBER 31, 2002
             (RETURNS WITH REDEMPTION AND WITHOUT (W/O) REDEMPTION)

                                    INCEPTION       1 YEAR               5 YEARS               10 YEARS       SINCE INCEPTION
                                    ----------      ------               -------               --------       ---------------
VARIABLE PORTFOLIO                   DATE (1)    WITH     W/O          WITH     W/O          WITH     W/O      WITH     W/O
                                      ---        ----     ---          ----     ---          ----     ---      ----     ---
ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO     03/23/87    -31.11%  -24.11%       3.18%    3.18%        10.09%  10.09%    10.55%   10.55%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO          02/09/93    -39.56%  -32.56%       -2.53%  -2.53%         N/A      N/A     8.00%    8.00%
GLOBAL EQUITIES PORTFOLIO          02/09/93    -35.20%  -28.20%       -6.14%  -6.14%         N/A      N/A     2.05%    2.05%
MFS MID-CAP GROWTH PORTFOLIO       04/01/99    -55.15%  -48.15%        N/A      N/A          N/A      N/A     -9.36%   -9.36%
TECHNOLOGY PORTFOLIO               07/05/00    -57.35%  -50.35%        N/A      N/A          N/A      N/A    -57.22%  -50.84%

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK PORTFOLIO  04/30/99 (2)-27.78%  -20.78%        N/A      N/A          N/A      N/A     -2.81%   -2.81%

WM VARIABLE TRUST
BALANCED PORTFOLIO                 06/03/97 (2)-17.43%  -10.43%       4.61%    4.61%         N/A      N/A     4.79%    4.79%
CONSERVATIVE BALANCED PORTFOLIO    04/23/98 (2)-11.01%   -4.01%        N/A      N/A          N/A      N/A     0.52%    0.52%
CONSERVATIVE GROWTH PORTFOLIO      06/03/97 (2)-24.05%  -17.05%       3.91%    3.91%         N/A      N/A     4.19%    4.19%
EQUITY INCOME FUND                 04/28/98 (2)-21.05%  -14.05%        N/A      N/A          N/A      N/A     1.51%    1.51%
FLEXIBLE INCOME PORTFOLIO          09/09/97 (2) -6.70%   0.30%        4.65%    4.65%         N/A      N/A     4.71%    4.71%
GROWTH FUND                        05/07/93 (2)-39.26%  -32.26%       1.76%    1.76%         N/A      N/A     7.68%    7.68%
GROWTH & INCOME FUND               01/12/94 (2)-29.57%  -22.57%       -0.01%  -0.01%         N/A      N/A     7.39%    7.39%
INCOME FUND                        05/07/93 (2) 0.69%    7.69%        4.66%    4.66%         N/A      N/A     4.74%    4.74%
INTERNATIONAL GROWTH FUND          05/07/93 (2)-23.99%  -16.99%       -3.99%  -3.99%         N/A      N/A     -0.25%   -0.25%
MID CAP STOCK FUND                 05/01/00 (2)-18.95%  -11.95%        N/A      N/A          N/A      N/A     2.65%    4.41%
SHORT TERM INCOME FUND             01/12/94 (2) -2.79%   4.21%        4.22%    4.22%         N/A      N/A     3.40%    3.40%
SMALL CAP STOCK FUND               01/12/94 (2)-55.13%  -48.13%       -7.04%  -7.04%         N/A      N/A     1.10%    1.10%
STRATEGIC GROWTH PORTFOLIO         06/03/97 (2)-28.85%  -21.85%       4.13%    4.13%         N/A      N/A     4.76%    4.76%
U.S. GOVERNMENT SECURITIES FUND    05/06/93 (2) -0.14%   6.86%        4.78%    4.78%         N/A      N/A     4.35%    4.35%
WEST COAST EQUITY FUND             04/28/98 (2)-30.89%  -23.89%        N/A      N/A          N/A      N/A     4.75%    4.75%

(1) This represents the inception date of the individual funds or portfolios. Returns for periods less than one year are not annualized.

(2) This Variable Portfolio was not available for sale in the Separate Account until February 11, 2003.

Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

                                 INCOME PAYMENTS

Initial Annuity Payment

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

Subsequent Monthly Payments

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

Illustrative Example

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)
                                  = 1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                1/[(1.035) (to the power of) (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from annuity rate tables, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the

Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through WM Funds Distributor, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS

The audited financial statements of the First SunAmerica Life Insurance Company at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002 and the audited financial statements of FS Variable Separate Account at December 31, 2002 and for each of the two years in the period ended December 31, 2002 are presented in this Statement of Additional Information. The financial statements of First SunAmerica Life Insurance Company should be considered only as bearing on the ability of First SunAmerica Life Insurance Company to meet its obligation under the contracts for amounts allocated to the fixed account options.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountant for the Separate Account and First SunAmerica Life Insurance Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          INDEX TO FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Accountants                                       F-2

Balance Sheet - December 31, 2002 and December 31, 2001                 F-3

Statement of Income and Comprehensive Income - Years Ended
  December 31, 2002, December 31, 2001, and
  December 31, 2000                                                  F-4 to F-5

Statement of Cash Flows - Years Ended December 31, 2002,
  December 31, 2001, and December 31, 2000                           F-6 to F-7

Notes to Financial Statements                                        F-8 to F-25

                        Report of Independent Accountants


To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET

                                                                    December 31,
                                                           ---------------------------
                                                               2002             2001
                                                           -----------    ------------
                                                                  (in thousands)
ASSETS
Investments and cash:
  Cash and short-term investments                          $    37,955    $     28,982
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $1,375,026;
    December 31, 2001, $1,122,577)                           1,410,053       1,128,203
  Mortgage loans                                               193,035         172,626
  Policy loans                                                  36,052          37,343
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $1,629; December 31, 2001, $871)                             1,140             544
  Other invested assets                                         29,569             ---
                                                             ---------       ---------
  Total investments and cash                                  1707,804       1,367,698
Variable annuity assets held in separate
  accounts                                                     399,017         514,203
Accrued investment income                                       15,849          12,312
Deferred acquisition costs                                     104,459         100,182
Income taxes currently receivable from Parent                    9,831             ---
Deferred income taxes                                              ---           1,947
Receivable from brokers                                          1,025             ---
Other assets                                                     1,401           2,261
                                                             ---------       ---------
TOTAL ASSETS                                               $ 2,239,386    $  1,998,603
                                                           ===========    ============
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts                     $ 1,290,702    $  1,024,830
  Reserves for universal life insurance
    contracts                                                  237,862         248,161
  Income taxes currently payable to Parent                         ---           3,719
  Securities loaned under collateral agreements                 29,569             ---
  Other liabilities                                             38,804          14,111
                                                             ---------       ---------
Total reserves, payables and accrued
  liabilities                                                1,596,937       1,290,821
                                                             ---------       ---------
Variable annuity liabilities related to
  separate accounts                                            399,017         514,203
                                                             ---------       ---------
Deferred income taxes                                           30,394             ---
                                                             ---------       ---------
Shareholder's equity:
  Common stock                                                   3,000           3,000
  Additional paid-in capital                                   144,428         144,428
  Retained earnings                                             51,740          44,982
  Accumulated other comprehensive income                        13,870           1,169
                                                             ---------       ---------
  Total shareholder's equity                                   213,038         193,579
                                                             ---------       ---------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                 $ 2,239,386  $    1,998,603
                                                           ===========  ==============

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                            Years Ended December 31,

                                                          Years Ended December 31,
                                                -----------------------------------------
                                                    2002           2001            2000
                                                ---------       ---------       ---------
                                                              (In thousands)
Investment income                               $  97,380       $ 100,952       $ 119,729
                                                ---------       ---------       ---------
Interest expense on:
  Fixed annuity contracts                         (47,186)        (51,320)        (65,097)
  Universal life insurance contracts              (11,489)        (11,815)        (12,363)
  Securities lending agreements                       (53)           --              --
                                                ---------       ---------       ---------
  Total interest expense                          (58,728)        (63,135)         77,460
                                                ---------       ---------       ---------
NET INVESTMENT INCOME                              38,652          37,817          42,269
                                                ---------       ---------       ---------
NET REALIZED INVESTMENT LOSSES                    (10,025)        (19,266)        (20,779)
                                                ---------       ---------       ---------
Fee income:
  Variable annuity fees                             9,003           8,041           9,140
  Universal life insurance fees, net                3,291           3,400           2,166
  Surrender charges                                 1,854           2,141           3,776
                                                ---------       ---------       ---------
TOTAL FEE INCOME                                   14,148          13,582          15,082
                                                ---------       ---------       ---------
GENERAL AND ADMINISTRATIVE EXPENSES                (8,112)          (4341)         (4,945)
                                                ---------       ---------       ---------
AMORTIZATION OF DEFERRED ACQUISITION COSTS        (16,367)         (11629)        (19,399)
                                                ---------       ---------       ---------
ANNUAL COMMISSIONS                                   (771)           (724)           (619)
                                                ---------       ---------       ---------
GUARANTEED MINIMUM DEATH BENEFITS                  (1,735)           (546)             (4)
                                                ---------       ---------       ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                                15,790          14,893          11,605
                                                ---------       ---------       ---------
Income tax expense                                 (9,032)         (6,180)         (4,325)
                                                ---------       ---------       ---------
INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                                 6,758           8,713           7,280
                                                ---------       ---------       ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                         --              (520)           --
                                                ---------       ---------       ---------
NET INCOME                                      $   6,758       $   8,193       $   7,280
                                                ---------       ---------       ---------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                                           Years Ended December 31,
                                                                 --------------------------------------------
                                                                    2002              2001             2000
                                                                  -----------      -----------     -----------
                                                                                (In thousands)
OTHER COMPREHENSIVE INCOME NET OF TAX:
    Net unrealized gains on debt and equity
       securities available for sale identified
      in the current period (net of income tax
       expense of $5,643, $2,515, and $4,855 for
       the years ended December 31, 2002,
      2001 and 2000, respectively)                                $    10,480      $    4,669      $     9,019

    Less reclassification adjustment for net
       realized losses included in net income
       (net of income tax benefit of $1,196, $3,225
        and $5,433 for the years ended December 31, 2002,
        2001, and 2000,
        respectively)                                                   2,221            5,989          10,089
                                                                  -----------      -----------     -----------
OTHER COMPREHENSIVE INCOME                                             12,701           10,658          19,108
                                                                  -----------      -----------     -----------
COMPREHENSIVE INCOME                                              $    19,459      $    18,851     $    26,388
                                                                  ===========      ===========     ===========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS

                                                                               Years Ended December 31,
                                                                      ------------------------------------------
                                                                          2002           2001            2000
                                                                      ------------    -----------     ----------
                                                                                    (In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net income                                                        $   6,758       $   8,193       $   7,280
    Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Cumulative effect of
             accounting change, net of tax                                 --               520            --
         Interest credited to:
             Fixed annuity contracts                                     47,186          51,320          65,097
             Universal life insurance contracts                          11,489          11,815          12,363
             Net realized investment losses                              10,025          19,266          20,779
             Accretion of net discounts on investments                   (1,241)         (2,999)         (4,538)
             Amortization of deferred acquisition costs                  16,367          11,629          19,399
             Acquisition costs deferred                                 (30,345)         (8,160)         (9,113)
             Provision for deferred income taxes                         25,503             507              73
       Change in:
             Accrued investment income                                   (3,537)          2,497           9,267
             Income taxes currently receivable from/
             payable to Parent                                          (13,550)         11,786          (1,429)
             Other liabilities                                           (3,955)         (8,447)         (1,938)
             Other, net                                                     510           1,100             868
                                                                      ---------       ---------       ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                65,210          99,027         118,108
                                                                      ---------       ---------       ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable preferred stock                      (604,280)       (266,757)        (33,317)
      Mortgage loans                                                    (45,944)        (31,540)         (7,158)
      Common stock                                                         (845)            (58)           (813)
      Other investments, excluding
         short-term investments                                            (417)           (229)           --
   Sales of:
      Bonds, notes and redeemable preferred stock                       219,856         246,769         171,702
         Other investments, excluding
         short-term investments                                              49              42             487
   Redemptions and maturities of:
      Bonds, notes and redeemable preferred stock                       121,907         149,150         162,464
      Mortgage loans                                                     25,833          26,813          51,998
      Other investments, excluding
         short-term investments                                           1,709           2,767           2,324
   Short-term investments received
      from (transferred to) AIG SunAmerica Life Assurance
      Company relating to assumption reinsurance transaction
      with MBL Life Assurance Corporation                                  --              --           (16,741)
                                                                      ---------       ---------       ---------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES                   $(282,132)      $ 126,957       $ 330,946
                                                                      ---------       ---------       ---------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)

                                                                   Years Ended December 31,
                                                         -----------------------------------------
                                                           2002            2001            2000
                                                         ---------      ---------        ---------
                                                                      (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
    Premium receipts on:
       Fixed annuity contracts                           $ 390,318       $  66,463       $  41,365
       Universal life insurance contracts                    9,712          10,466          10,931
    Net exchanges from (to) the fixed accounts of
       variable annuity contracts                           23,542         (33,539)        (47,090)
    Withdrawal payments on:
       Fixed annuity contracts                            (137,007)       (207,166)       (355,023)
       Universal life insurance contracts                  (10,740)        (11,565)        (17,541)
    Claims and annuity payments on:
       Fixed annuity contracts                             (28,271)        (30,242)        (33,171)
       Universal life insurance contracts                  (20,005)        (17,567)        (28,611)
    Net repayments of other short-term
       financings                                           (1,654)         (1,656)         (8,560)
    Dividend paid to Parent                                   --           (12,900)           --
                                                         ---------       ---------       ---------

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES        225,895        (237,706)       (437,700)
                                                         ---------       ---------       ---------

NET INCREASE (DECREASE) IN CASH
    AND SHORT-TERM INVESTMENTS                               8,973         (11,722)         11,354

CASH AND SHORT-TERM INVESTMENTS
    AT BEGINNING OF PERIOD                                  28,982          40,704          29,350
                                                         ---------       ---------       ---------


CASH AND SHORT-TERM INVESTMENTS
    AT END OF PERIOD                                     $  37,955       $  28,982       $  40,704
                                                         =========       =========       =========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                            $      53       $    --         $    --
                                                         =========       =========       =========
Net income taxes (refunded by) paid to Parent            $  (2,922)      $  (6,113)      $   5,681
                                                         =========       =========       =========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged principally in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

The Company's net investment income and net realized investment losses and fee income by primary product line or service are as follows:

                                       Years Ended December 31,
                                   -------------------------------
                                    2002         2001       2000
                                   -------     --------    -------
                                            (In thousands)
Net investment income              $38,652       37,817    $42,269
                                   -------       ------    -------
Net realized investment losses
  on fixed rate products           (10,025)    $(19,266)   (20,779)
                                   -------     --------    -------

Fee income:
  Variable annuity fees              9,003        8,041      9,140
  Universal life insurance fees      3,291        3,400      2,166
  Surrender charges, principally
    fixed-rate products              1,854        2,141      3,776
                                   -------     --------    -------
  Total fee income                  14,148       13,582     15,082
                                   -------     --------    -------
Total                              $42,775     $ 32,133    $36,572
                                   =======     ========    =======



Substantially all of the Company's revenues are derived from the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization represented approximately 19.3% of sales in the year ended December 31, 2002. Two independent selling organizations represented approximately 35.7% and 8.3% of sales in the year ended December 31, 2001 and approximately 13.7% and 10.8% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for more than 10% of sales for any such periods.

In addition, the Company's nine affiliated broker-dealers were responsible for 4.8%, 17.4% and 30.5% of sales in the years ended December 31, 2002, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

1.    NATURE OF OPERATIONS (Continued)

      The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company ("the Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and retirement savings and asset management.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in value are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist principally of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of operations and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $30,345,000, $8,160,000 and $9,113,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $13,200,000 and $3,500,000 at December 31, 2002 and 2001, respectively, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees, and the level of guarantee costs and expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


      RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
      Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income when earned.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

3.    ACQUISITION

      On December 31, 1998, AIG SALAC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. Included in the block of

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    ACQUISITION (Continued)


      business acquired from MBL Life were policies whose owners are residents of the State of New York (the "New York Business"). The $128,420,000 purchase price was allocated between the Company and AIG SALAC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

      As part of the Acquisition, AIG SALAC received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Included in the AIG SALAC's reserves transferred to the Company in 1999 were $34,657,000 of such policy enhancement reserves. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to AIG SALAC by the Company. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on June 30, 2002, June 30, 2001 and January 1, 2000 amounted to $4,012,000, $4,369,000 and $4,911,000 respectively and were either credited to these policyholders or paid as benefits through withdrawals or accelerated death benefits during 2002, 2001 and 2000. The Company's reserve for the remaining payments totaled $4,066,000 at December 31, 2002.

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                      Amortized        Estimated
                                                           Cost       Fair Value
                                                     ----------       ----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States
       Government                                    $    3,074       $    3,208
Mortgage-backed securities                              442,675          471,065
Securities of public utilities                           74,205           75,470
Corporate bonds and notes                               619,304          638,266
Other debt securities                                   235,768          222,044
                                                     ----------       ----------

       Total                                         $1,375,026       $1,410,053
                                                     ==========       ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    INVESTMENTS (Continued)

                                                      Amortized        Estimated
                                                           Cost       Fair Value
                                                     ----------       ----------
                                                           (In thousands)
AT DECEMBER 31, 2001:

Securities of the United States
  Government                                         $    1,996       $    1,993
Mortgage-backed securities                              494,719          503,999
Securities of public utilities                           53,423           53,817
Corporate bonds and notes                               417,318          415,343
Other debt securities                                   155,121          153,051
                                                     ----------       ----------

       Total                                         $1,122,577       $1,128,203
                                                     ==========       ==========


      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                      Amortized             Fair
                                                           Cost            Value
                                                     ----------       ----------
                                                           (In thousands)

Due in one year or less                              $   61,177       $   61,198
Due after one year through five years                   387,911          403,915
Due after five years through ten years                  378,074          368,668
Due after ten years                                     105,189          105,207
Mortgage-backed securities                              442,675          471,065
                                                     ----------       ----------

       Total                                         $1,375,026       $1,410,053
                                                     ==========       ==========


      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                          Gross            Gross
                                                     Unrealized       Unrealized
                                                          Gains           Losses
                                                     ----------       ----------
                                                           (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States
       Government                                      $    133        $      --
Mortgage-backed securities                               28,484              (94)
Securities of public utilities                            2,632           (1,366)
Corporate bonds and notes                                30,261          (11,299)
Other debt securities                                     1,421          (15,145)
                                                     ----------       ----------

       Total                                           $ 62,931       $  (27,904)
                                                     ==========       ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    INVESTMENTS (Continued)

                                                          Gross            Gross
                                                     Unrealized       Unrealized
                                                          Gains           Losses
                                                     ----------       ----------
                                                           (In thousands)
AT DECEMBER 31, 2001:
Securities of the United States
   Government                                          $     --        $      (3)
Mortgage-backed securities                               11,270           (1,990)
Securities of public utilities                              810             (416)
Corporate bonds and notes                                13,903          (15,878)
Other debt securities                                       914           (2,984)
                                                     ----------       ----------
Total                                                  $ 26,897        $ (21,271)
                                                     ==========       ==========

      Gross unrealized gains on equity securities aggregated $22,000 and $12,000 at December 31, 2002 and 2001, respectively. Gross unrealized losses on equity securities aggregated $511,000 and $339,000 at December 31, 2002 and 2001, respectively.

      Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                           2002           2001           2000
                                         --------       --------       --------
                                                     (In thousands)
BONDS, NOTES AND REDEEMABLE
 PREFERRED STOCKS:
       Realized gains                    $  8,522       $  8,220       $  3,221
       Realized losses                     (8,677)       (10,222)        (3,147)

OTHER INVESTMENTS:
       Realized gains                          --             42             --
       Realized losses                       (355)            --            (48)

IMPAIRMENT WRITEDOWNS                      (9,515)       (17,306)       (20,805)
                                         --------       --------       --------
       Total net realized
       investment losses                 $(10,025)      $(19,266)      $(20,779)
                                         ========       ========       ========

      The sources and related amounts of investment income are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                           2002           2001           2000
                                         --------       --------       --------
                                                     (In thousands)
Short-term investments                   $  1,441       $  1,661       $  1,671
Bonds and notes                            80,518         83,449         99,241
Mortgage loans                             13,000         14,068         17,547
Other invested assets                       3,001          3,022          3,127
                                         --------       --------       --------

Gross investment income                    97,960        102,200        121,586
Less: investment expenses                    (580)        (1,248)        (1,857)
                                         --------       --------       --------

Total investment income                  $ 97,380       $100,952       $119,729
                                         ========       ========       ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    INVESTMENTS (Continued)

      The carrying value of investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at December 31, 2002 is as follows:

            Mortgage
                  Warner Center Plaza          $24,387,000
            Bonds
                  Kroger Co.                   $23,102,000


      At December 31, 2002, bonds and notes included $55,712,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 22 industries with 13% concentrated in telecommunications and 12% concentrated in energy. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 31% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 13% by properties located in Texas and approximately 11% by properties located in Michigan and no more than 10% of the portfolio was secured by properties located in any other single state.

      At December 31, 2002, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $5,657,000.

      At December 31, 2002, $615,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and December 31, 2001, compared with their respective carrying values, are as follows:

                                                         Carrying           Fair
                                                            Value          Value
                                                       ----------     ----------
                                                            (In thousands)
DECEMBER 31, 2002:

ASSETS:

       Cash and short-term investments                 $   37,955     $   37,955
       Bonds and notes                                  1,410,053      1,410,053
       Mortgage loans                                     193,035        213,212
       Policy loans                                        36,052         36,052
       Common stock                                         1,140          1,140
       Securities held under collateral
              agreements                                   29,569         29,569
       Variable annuity assets held in
              separate accounts                           399,017        399,017

LIABILITIES:

       Reserves for fixed annuity contracts            $1,290,702     $1,255,463
       Securities held under collateral
              Agreements                                   29,569         29,569
       Variable annuity liabilities related
              to separate accounts                        399,017        399,017


                                                         Carrying           Fair
                                                            Value          Value
                                                       ----------     ----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

       Cash and short-term investments                 $   28,982     $   28,982
       Bonds and notes                                  1,128,203      1,128,203
       Mortgage loans                                     172,626        181,276
       Policy loans                                        37,343         37,343
       Common stock                                           544            544
       Variable annuity assets held in
              separate accounts                           514,203        514,203

LIABILITIES:

       Reserves for fixed annuity contracts            $1,024,830     $  979,473
       Variable annuity liabilities related
              to separate accounts                        514,203        514,203

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    REINSURANCE

      The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 2000 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $1,141,000 was taken against the life insurance reserves.

      With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

7.    COMMITMENTS AND CONTINGENT LIABILITIES

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and annual reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and annual reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      In the ordinary course of business, the Company is obligated to purchase approximately $16,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows: $7,000,000 in 2003, $4,000,000 in 2004 and $5,000,000 in 2006.

      The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2002 and December 31, 2001, 300 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                   Years Ended December 31,
                                             -----------------------------------
                                               2002         2001         2000
                                             ---------    ---------    ---------

                                                       (In thousands)
ADDITIONAL PAID-IN
       CAPITAL:
       Beginning balances                    $ 144,428    $ 144,428    $ 144,428
                                             ---------    ---------    ---------
Ending balances                              $ 144,428    $ 144,428    $ 144,428
                                             =========    =========    =========
RETAINED EARNINGS:
       Beginning balances                    $  44,982    $  49,689    $  42,409
       Net income                                6,758        8,193        7,280
       Dividend paid to Parent                      --      (12,900)          --
                                             ---------    ---------    ---------
Ending balances                              $  51,740    $  44,982    $  49,689
                                             =========    =========    =========

ACCUMULATED OTHER
       COMPREHENSIVE INCOME
       (LOSS):
                Beginning balances           $   1,169    $  (9,489)   $ (28,597)
                Change in net
                       unrealized gains
                       (losses) on bonds
                       and notes available
                       for sale                 29,401       37,497       32,324
                Change in net
                       unrealized gains
                       (losses) on equity
                       securities                 (161)        (300)         (27)
                Change in adjustment
                       to deferred
                       acquisition costs        (9,700)     (20,800)      (2,900)
                Tax effects of net
                       changes                  (6,839)      (5,739)     (10,289)
                                             ---------    ---------    ---------
Ending balances                              $  13,870    $   1,169    $  (9,489)
                                             =========    =========    =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                   December 31,   December 31,
                                       2002           2001
                                   ------------   ------------
                                         (In thousands)
Gross unrealized gains               $ 62,953       $ 26,909
Gross unrealized losses               (28,415)       (21,610)
Adjustment to DAC                     (13,200)        (3,500)
Deferred income taxes                  (7,468)          (630)
                                     --------       --------
Accumulated other comprehensive
  income                             $ 13,870       $  1,169
                                     ========       ========


      Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Director of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. The Company paid a dividend of $12,900,000 to its Parent on April 2, 2001. Currently, the maximum amount of dividends which can be paid to the Company's stockholder in the year 2003 without prior approval, would be 10% of the Company's December 31, 2002 surplus, or $12,314,000.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2002 was approximately $1,731,000 and the net income for the year ended December 31, 2001 and 2000 was approximately $4,525,000 and $21,597,000, respectively. The Company's statutory capital and surplus totaled approximately $124,009,000 at December 31, 2002, $122,209,000 at December 31, 2001 and $132,289,000 at December 31, 2000.

9.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                                 Net
                                               realized
                                              Investment
                                                Gains
                                               (Losses)     Operations      Total
                                              ----------    ----------    ----------
                                                          (In thousands)
Year ended December 31, 2002:

Currently payable                             $  (11,289)   $   (5,182)   $  (16,471)
Deferred                                           7,780        17,723        25,503
                                              ----------    ----------    ----------

       Total income tax (benefit)
              expense                         $   (3,509)   $   12,541      $  9,032
                                              ==========    ==========    ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.    INCOME TAXES (Continued)

                                                 Net
                                               realized
                                              Investment
                                                Gains
                                               (Losses)     Operations      Total
                                              ----------    ----------    ----------
                                                          (In thousands)
Year ended December 31, 2001:

Currently payable                                $(2,149)      $ 7,822       $ 5,673
Deferred                                          (5,371)        5,878           507
                                              ----------    ----------    ----------
  Total income tax (benefit)
    expense                                      $(7,520)      $13,700       $ 6,180
                                              ==========    ==========    ==========

Year ended December 31, 2000:

Currently payable                                $(1,751)      $ 6,003      $ 4,252
Deferred                                          (5,960)        6,033           73
                                              ----------    ----------    ----------

       Total income tax (benefit)
              expense                            $(7,711)      $12,036      $ 4,325
                                              ==========    ==========    ==========


      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                    Years Ended December 31,
                                                --------------------------------
                                                 2002        2001         2000
                                                -------     -------     --------
                                                        (In thousands)
Amount computed at
   statutory rate                               $ 5,527     $ 5,213     $ 4,062

Increases (decreases) resulting from:
    State income taxes,
      net of federal tax
      benefit                                     2,103         795         541
    Dividends received
      deduction                                    (144)       (509)       (837)
    Other, net                                    1,546         681         559
                                                -------     -------     --------
    Total income tax
      expense                                   $ 9,032     $ 6,180     $ 4,325
                                                =======     =======     ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.    INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                              Years Ended December 31,
                                             ---------------------------
                                               2002        2001
                                             --------    ----------
DEFERRED TAX LIABILITIES:                         (In thousands)
  Investments                                $  4,899    $       --
  Deferred acquisition costs                   31,106        19,073
  Other liabilities                             4,026         4,838
  Net unrealized gains on debt and
    equity securities available for
    sale                                        7,468           630
                                             --------    ----------
  Total deferred tax liabilities               47,499        24,541
                                             --------    ----------
DEFERRED TAX ASSETS:
  Contractholder reserves                      (9,790)      (12,910)
  Other assets                                 (7,315)      (13,578)
                                             --------    ----------
  Total deferred tax assets                   (17,105)      (26,488)
                                             --------    ----------
  Deferred income taxes                      $ 30,394    $   (1,947)
                                             ========    ==========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

10.   RELATED-PARTY MATTERS

      The Company pays commissions to nine affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; VALIC Financial Advisors; VALIC Financial Advisors, Inc.; and American General Equity Services Corporation. Commissions paid to these broker-dealers totaled $1,143,000 in the year ended December 31, 2002, $1,332,000 in the year ended December 31, 2001 and $2,058,000 in the year ended December 31, 2000. These affiliated broker-dealers represent a significant portion of the Company's business, amounting to 4.8%, 17.4% and 30.5% of premiums for each of the respective periods.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $8,399,000 for the year ended December 31, 2002, $6,469,000 for the year ended December 31, 2001 and $8,229,000 for the year ended December 31, 2000. The component of such costs which relate

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.   RELATED-PARTY MATTERS (Continued)

      to the production or acquisition of new business during these period amounted to $3,305,000, $1,930,000 and $3,581,000, respectively, and is deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the statement of income.

      Beginning in July 2002, the Company began marketing fixed annuities through a new financial institution partner. These annuities are administered by AIG Annuity Insurance Company, an affiliate of the Company. Costs charged to the Company to administer these policies were approximately $1,046,000 in 2002. Additionally, costs charged to the Company for marketing such policies amounted to $1,103,000 and is deferred and amortized as part of Deferred Acquisition Costs. Effective November 2002, the responsibility for administration of the remaining block of fixed annuities was assumed by AIG Annuity Insurance Company, who the Company reimburses for their cost of administration. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

      On December 9, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a registered investment advisor and affiliate of the Company, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement was retroactive to January 1, 2002. Variable annuity fees of $1,777,000 were included in the statement of operations relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount, $1,639,000 has been paid to the Company in 2002 and $138,000 remains a receivable from SAAMCO at December 31, 2002.

      The Company paid $7,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) for the year ended December 31, 2002.

      On April 2, 2001, the Company made a $12,900,000 dividend payment to its Parent (See Note 8).

      During the year ended December 31, 2000, the Company transferred $16,741,000 in cash and short-term investments to AIG SALAC related to an actuarial adjustment on the policy enhancements related to the Acquisition (See Note 3).

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



PriceWaterhouseCoopers LLP
Los Angeles, California

February 28, 2003

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                          Government
                                Global                        Growth         Capital          and                         Natural
                                Growth         Growth         Income      Appreciation   Quality Bond      Growth        Resources
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 2) *    (Class 2) *    (Class 2) *     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $          95  $          91  $          94  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0     26,050,264     44,829,134     13,347,034      3,238,456
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                            0              0              0              0              0              0              0
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          95  $          91  $          94  $  26,050,264  $  44,829,134  $  13,347,034  $   3,238,456
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 95             91             94     26,045,032     44,770,736     13,335,897      3,238,456

     Contracts in payout
        (annuitization)
        period                           0              0              0          5,232         58,398         11,137              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          95  $          91  $          94  $  26,050,264  $  44,829,134  $  13,347,034  $   3,238,456
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           9              8              9      1,009,913      2,716,283        639,847        211,766
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       10.95  $       10.88  $       10.88  $       25.79  $       16.50  $       20.86  $       15.29
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                             Government
                                Capital          and                         Natural        Growth       Aggressive      Alliance
                             Appreciation   Quality Bond      Growth        Resources      & Income        Growth         Growth
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *   (Class VC) *     (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                     93            102             95            104              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0             95              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                            0              0              0              0              0      8,129,261     39,103,613
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          93  $         102  $          95  $         104  $          95  $   8,129,261  $  39,103,613
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 93            102             95            104             95      8,120,032     38,941,033

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0          9,229        162,580
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          93  $         102  $          95  $         104  $          95  $   8,129,261  $  39,103,613
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           4              6              5              7             12        803,064      1,771,359
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       25.79  $       16.47  $       20.85  $       15.27  $        8.18  $       10.12  $       22.08
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                             Davis
                                 Asset        Blue Chip        Cash         Corporate       Venture       "Dogs" of      Emerging
                              Allocation       Growth       Management        Bond           Value       Wall Street      Markets
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                   12,122,947        919,545     27,666,979     11,381,271     47,039,545      2,863,752      3,351,330
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $  12,122,947  $     919,545  $  27,666,979  $  11,381,271  $  47,039,545  $   2,863,752  $   3,351,330
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units         12,094,593        919,545     27,631,356     11,354,685     46,949,940      2,863,752      3,350,972

     Contracts in payout
        (annuitization)
        period                      28,354              0         35,623         26,586         89,605              0            358
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $  12,122,947  $     919,545  $  27,666,979  $  11,381,271  $  47,039,545  $   2,863,752  $   3,351,330
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     715,214        197,222      2,120,213        769,655      2,185,704        321,081        560,976
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       16.95  $        4.66  $       13.04  $       14.79  $       21.52  $        8.92  $        5.98
                             =============  =============  =============  =============  =============  =============  =============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                             Goldman
                               Federated       Global         Global          Sachs         Growth-         Growth      High-Yield
                                 Value          Bond         Equities       Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                    8,924,710      4,348,421      5,982,669        486,500     32,639,759        501,574      9,657,821
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $   8,924,710  $   4,348,421  $   5,982,669  $     486,500  $  32,639,759  $     501,574  $   9,657,821
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units          8,909,548      4,303,016      5,977,936        486,500     32,519,673        501,574      9,655,950

     Contracts in payout
        (annuitization)
        period                      15,162         45,405          4,733              0        120,086              0          1,871
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $   8,924,710  $   4,348,421  $   5,982,669  $     486,500  $  32,639,759  $     501,574  $   9,657,821
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     689,455        265,801        475,243         95,735      1,565,450        145,691        832,552
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       12.94  $       16.36  $       12.59  $        5.08  $       20.85  $        3.44  $       11.61
                             =============  =============  =============  =============  =============  =============  =============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                             International  International       MFS            MFS
                              Diversified     Growth &       Growth &        Mid-Cap          MFS          Putnam          Real
                               Equities        Income         Income         Growth      Total Return      Growth         Estate
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                    5,691,038      5,867,467      8,484,530      4,653,371     17,966,421      9,779,310      3,608,508
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $   5,691,038  $   5,867,467  $   8,484,530  $   4,653,371  $  17,966,421  $   9,779,310  $   3,608,508
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units          5,677,068      5,866,020      8,467,358      4,653,371     17,960,795      9,779,310      3,607,565

     Contracts in payout
        (annuitization)
        period                      13,970          1,447         17,172              0          5,626              0            943
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $   5,691,038  $   5,867,467  $   8,484,530  $   4,653,371  $  17,966,421  $   9,779,310  $   3,608,508
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     792,414        701,797        567,941        666,404        903,191        707,074        304,254
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        7.17  $        8.37  $       14.94  $        6.98  $       19.89  $       13.83  $       11.86
                             =============  =============  =============  =============  =============  =============  =============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                              SunAmerica                      Telecom       Worldwide     Aggressive      Alliance         Asset
                               Balanced      Technology       Utility      High Income      Growth         Growth       Allocation
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                   12,707,426        343,634      2,539,689      4,333,598             95             93             99
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $  12,707,426  $     343,634  $   2,539,689  $   4,333,598  $          95  $          93  $          99
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units         12,690,416        343,634      2,539,689      4,332,720             95             93             99

     Contracts in payout
        (annuitization)
        period                      17,010              0              0            878              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $  12,707,426  $     343,634  $   2,539,689  $   4,333,598  $          95  $          93  $          99
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                   1,013,190        199,441        294,108        308,909              9              4              6
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       12.55  $        1.72  $        8.64  $       14.03  $       10.08  $       21.94  $       16.89
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                               Blue Chip        Cash         Corporate        Davis        "Dogs" of      Emerging       Federated
                                Growth       Management        Bond       Venture Value   Wall Street      Markets         Value
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           93            167            103             97             98             96             97
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          93  $         167  $         103  $          97  $          98  $          96  $          97
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 93            167            103             97             98             96             97

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          93  $         167  $         103  $          97  $          98  $          96  $          97
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          20             13              7              5             11             16              8
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        4.66  $       13.02  $       14.70  $       21.46  $        8.90  $        5.96  $       12.91
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                             Goldman
                                Foreign        Global         Global          Sachs         Growth-        Growth       High-Yield
                                 Value          Bond         Equities       Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           95            102             96             94             96             91            101
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          95  $         102  $          96  $          94  $          96  $          91  $         101
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 95            102             96             94             96             91            101

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          95  $         102  $          96  $          94  $          96  $          91  $         101
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          10              6              8             19              5             26              9
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        9.41  $       16.32  $       12.55  $        5.06  $       20.79  $        3.44  $       11.59
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                             International  International
                              Diversified      Growth         Marsico      MFS Growth     MFS Mid-Cap     MFS Total       Putnam
                               Equities       & Income         Growth       & Income        Growth         Return         Growth
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           99             98             95             95             94             98             94
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          99  $          98  $          95  $          95  $          94  $          98  $          94
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 99             98             95             95             94             98             94

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          99  $          98  $          95  $          95  $          94  $          98  $          94
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          14             12             13              6             14              5              7
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        7.17  $        8.33  $        7.43  $       14.93  $        6.96  $       19.85  $       13.78
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                 Real        Small & Mid    SunAmerica                      Telecom       Worldwide
                                Estate        Cap Value      Balanced      Technology       Utility      High Income     Comstock
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *   (Class II) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                          101             97             97             84            102            101              0
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0             96

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $         101  $          97  $          97  $          84  $         102  $         101  $          96
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                101             97             97             84            102            101             96

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $         101  $          97  $          97  $          84  $         102  $         101  $          96
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           9             10              8             49             12              7             12
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       11.84  $       10.12  $       12.51  $        1.72  $        8.62  $       13.99  $        8.15
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                         Emerging       Growth &
                                                          Growth         Income
                                                         Portfolio      Portfolio
                                                       (Class II) *   (Class II) *
                                                       -------------  -------------
Assets:
     Investments in American Funds Insurance Series,
         at fair value                                 $           0  $           0
     Investments in Anchor Series Trust,
         at fair value                                             0              0
     Investments in Lord Abbett Series Fund, Inc.,
        at fair value                                              0              0
     Investments in SunAmerica Series Trust,
        at fair value                                              0              0
     Investments in Van Kampen Life Investment Trust,
        at fair value                                             93             98

Liabilities                                                        0              0
                                                       -------------  -------------

Net Assets                                             $          93  $          98
                                                       =============  =============

     Accumulation units                                           93             98

     Contracts in payout (annuitization) period                    0              0
                                                       -------------  -------------

          Total net assets                             $          93  $          98
                                                       =============  =============

Accumulation units outstanding                                    13             11
                                                       =============  =============

Unit value of accumulation units                       $        7.00  $        8.79
                                                       =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                                  Market Value       Market
Variable Accounts                                                   Shares         Per Share          Value                Cost
AMERICAN FUNDS INSURANCE SERIES:
     Global Growth Portfolio (Class 2) *                                   8         $11.32         $        95         $       100
     Growth Portfolio (Class 2) *                                          3          33.29                  91                 100
     Growth Income Portfolio (Class 2) *                                   4          25.52                  94                 101
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                                1,137,440          22.90          26,050,264          39,240,768
     Government and Quality Bond Portfolio                         2,874,151          15.60          44,829,134          43,395,775
     Growth Portfolio                                                689,913          19.35          13,347,034          20,101,873
     Natural Resources Portfolio                                     180,178          17.97           3,238,456           3,230,763
     Capital Appreciation Portfolio (Class 3) *                            4          22.85                  93                 100
     Government and Quality Bond Portfolio (Class 3) *                     7          15.59                 102                 100
     Growth Portfolio (Class 3) *                                          5          19.34                  95                 101
     Natural Resources Portfolio (Class 3) *                               6          17.96                 104                 100
LORD ABBETT SERIES FUND, INC.:
     Growth & Income Portfolio (Class VC) *                                5          18.83                  95                 101
SUNAMERICA SERIES TRUST:
     Aggressive Growth Porfolio (Class 1)                          1,196,849           6.79           8,129,261          17,210,241
     Alliance Growth Portfolio (Class 1)                           2,798,009          13.98          39,103,613          74,821,264
     Asset Allocation Portfolio (Class 1)                          1,049,709          11.55          12,122,947          15,059,941
     Blue Chip Growth Portfolio (Class 1)                            189,662           4.85             919,545           1,142,384
     Cash Management Portfolio (Class 1)                           2,554,934          10.83          27,666,979          28,079,969
     Corporate Bond Portfolio (Class 1)                            1,017,398          11.19          11,381,271          11,359,508
     DavisVenture Value Portfolio (Class 1)                        2,675,374          17.58          47,039,545          56,615,786
     "Dogs" of Wall Street Portfolio (Class 1)                       334,470           8.56           2,863,752           2,997,157
     Emerging Markets Portfolio (Class 1)                            547,355           6.12           3,351,330           4,573,143
     Federated Value Portfolio (Class 1)                             743,669          12.00           8,924,710          10,636,839
     Global Bond Portfolio (Class 1)                                 398,778          10.90           4,348,421           4,397,251
     Global Equities Portfolio (Class 1)                             729,888           8.20           5,982,669          11,224,972
     Goldman Sachs Research Portfolio (Class 1)                       92,612           5.25             486,500             603,396
     Growth-Income Portfolio (Class 1)                             1,883,250          17.33          32,639,759          46,233,761
     Growth Opportunities Portfolio (Class 1)                        141,228           3.55             501,574             757,473
     High-Yield Bond Portfolio (Class 1)                           1,748,058           5.52           9,657,821          11,821,617
     International Diversified Equities Portfolio (Class 1)        1,043,729           5.45           5,691,038          10,634,576
     International Growth & Income Portfolio (Class 1)               790,815           7.42           5,867,467           8,089,424
     MFS Growth & Income Portfolio (Class 1)                         986,747           8.60           8,484,530          12,419,547
     MFS Mid-Cap Growth Portfolio (Class 1)                          803,567           5.79           4,653,371          10,570,098
     MFS Total Return Portfolio (Class 1)                          1,262,499          14.23          17,966,421          18,830,420
     Putnam Growth Portfolio (Class 1)                               867,289          11.28           9,779,310          18,140,615
     Real Estate Portfolio (Class 1)                                 322,310          11.20           3,608,508           3,486,661
     SunAmerica Balanced Portfolio (Class 1)                       1,074,247          11.83          12,707,426          17,132,667
     Technology Portfolio (Class 1)                                  192,215           1.79             343,634             513,339
     Telecom Utility Portfolio (Class 1)                             359,591           7.06           2,539,689           4,330,614
     Worldwide High Income Portfolio (Class 1)                       670,955           6.46           4,333,598           5,327,134
     Aggressive Growth Portfolio (Class 3) *                              14           6.79                  95                 100
     Alliance Growth Portfolio (Class 3) *                                 7          13.96                  93                 101
     Asset Allocation Portfolio (Class 3) *                                9          11.54                  99                 100
     Blue Chip Growth Portfolio (Class 3) *                               19           4.85                  93                 101
     Cash Management Portfolio (Class 3) *                                15          10.81                 167                 167
     Corporate Bond Portfolio (Class 3) *                                  9          11.17                 103                 101
     Davis Venture Value Portfolio (Class 3) *                             6          17.56                  97                 100
     "Dogs" of Wall Street Portfolio (Class 3) *                          11           8.55                  98                 101
     Emerging Markets Portfolio (Class 3) *                               16           6.12                  96                 100
     Federated Value Portfolio (Class 3) *                                 8          11.99                  97                 100
     Foreign Value Portfolio (Class 3) *                                  10           9.43                  95                 101
     Global Bond Portfolio (Class 3) *                                     9          10.89                 102                 100
     Global Equities Portfolio (Class 3) *                                12           8.17                  96                 101
     Goldman Sachs Research Portfolio (Class 3) *                         18           5.24                  94                 100
     Growth-Income Portfolio (Class 3) *                                   6          17.32                  96                 100
     Growth Opportunities Portfolio (Class 3) *                           26           3.54                  91                 100
     High-Yield Bond Portfolio (Class 3) *                                18           5.52                 101                 100
     International Diversified Equities Portfolio (Class 3) *             18           5.43                  99                 100
     International Growth & Income Portfolio (Class 3) *                  13           7.44                  98                 101
     Marsico Growth Portfolio (Class 3) *                                 12           7.64                  95                 100
     MFS Growth & Income Portfolio (Class 3) *                            11           8.60                  95                 100
     MFS Mid-Cap Growth Portfolio (Class 3) *                             16           5.78                  94                 100
     MFS Total Return Portfolio (Class 3) *                                7          14.22                  98                 100
     Putnam Growth Portfolio (Class 3) *                                   8          11.26                  94                 100
     Real Estate Portfolio (Class 3) *                                     9          11.18                 101                 100
     Small & Mid Cap Value Portfolio (Class 3) *                          10          10.18                  97                 100
     SunAmerica Balanced Portfolio (Class 3) *                             8          11.81                  97                 101
     Technology Portfolio (Class 3) *                                     47           1.79                  84                 100
     Telecom Utility Portfolio (Class 3) *                                14           7.06                 102                 100
     Worldwide High Income Portfolio (Class 3) *                          16           6.44                 101                 100
VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II) *                                      11           9.07                  96                 100
     Emerging Growth Portfolio (Class II) *                                5          19.05                  93                 101
     Growth and Income Portfolio (Class II) *                              7          13.45                  98                 100

                 See accompanying notes to financial statements.

* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002


                                              Global                       Growth        Capital
                                              Growth         Growth        Income      Appreciation
                                             Portfolio      Portfolio     Portfolio      Portfolio
                                           (Class 2)(1)   (Class 2)(1)   (Class 2)(1)    (Class 1)
                                           --------------------------------------------------------
Investment income:
     Dividends                              $  0          $   0          $  0          $          0
                                           --------------------------------------------------------
         Total investment income               0              0             0                     0
                                           --------------------------------------------------------
Expenses:
     Mortality and expense risk charge         0              0             0              (421,887)
     Distribution expense charge               0              0             0               (46,193)
                                           --------------------------------------------------------
         Total expenses                        0              0             0              (468,080)
                                           --------------------------------------------------------
Net investment income (loss)                   0              0             0              (468,080)
                                           --------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                11            110            11             6,871,962
     Cost of shares sold                     (11)          (113)          (12)          (10,090,335)
                                           --------------------------------------------------------
Net realized gains (losses) from
        securities transactions                0             (3)           (1)           (3,218,373)
Realized gain distributions                    0              0             0                     0
                                           --------------------------------------------------------
Net realized gains (losses)                    0             (3)           (1)           (3,218,373)
                                           --------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                       0              0             0            (7,795,584)
     End of period                            (5)            (9)           (7)          (13,190,504)
                                           --------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments             (5)            (9)           (7)           (5,394,920)
                                           --------------------------------------------------------
Increase (decrease) in net assets
        from operations                     $ (5)         $ (12)         $ (8)         $ (9,081,373)
                                           ========================================================

                                            Government
                                              and                                    Natural
                                           Quality Bond          Growth             Resources
                                            Portfolio           Portfolio           Portfolio
                                            (Class 1)           (Class 1)           (Class 1)
                                           --------------------------------------------------
Investment income:
     Dividends                           $  1,583,789         $    54,125         $    28,473
                                           --------------------------------------------------
         Total investment income            1,583,789              54,125              28,473
                                           --------------------------------------------------
Expenses:
     Mortality and expense risk charge       (463,638)           (209,332)            (42,104)
     Distribution expense charge              (50,763)            (22,919)             (4,610)
                                           --------------------------------------------------
         Total expenses                      (514,401)           (232,251)            (46,714)
                                           --------------------------------------------------
Net investment income (loss)                1,069,388            (178,126)            (18,241)
                                           --------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             21,386,303           3,138,496           1,016,927
     Cost of shares sold                  (21,085,741)         (4,552,375)         (1,030,824)
                                           --------------------------------------------------
Net realized gains (losses) from
        securities transactions               300,562          (1,413,879)            (13,897)
Realized gain distributions                         0                   0             168,899
                                           --------------------------------------------------
Net realized gains (losses)                   300,562          (1,413,879)            155,002
                                           --------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                      247,302          (4,082,140)             69,154
     End of period                          1,433,359          (6,754,839)              7,693
                                           --------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments           1,186,057          (2,672,699)            (61,461)
                                           --------------------------------------------------
Increase (decrease) in net assets
        from operations                  $  2,556,007         $(4,264,704)        $    75,300
                                           ==================================================

                See accompanying notes to financial statements.

      (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                               Government
                                                                  Capital          and                            Natural
                                                               Appreciation    Quality Bond      Growth          Resources
                                                                Portfolio        Portfolio      Portfolio        Portfolio
                                                              (Class 3)(1)     (Class 3)(1)    (Class 3)(1)     (Class 3)(1)
                                                              --------------------------------------------------------------
Investment income:
     Dividends                                                $     0          $     0          $     0          $     0
                                                              --------------------------------------------------------------
         Total investment income                                    0                0                0                0
                                                              --------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                              0                0                0                0
     Distribution expense charge                                    0                0                0                0
                                                              --------------------------------------------------------------
         Total expenses                                             0                0                0                0
                                                              --------------------------------------------------------------
Net investment income (loss)                                        0                0                0                0
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     11               10               11               10
     Cost of shares sold                                          (11)             (10)             (12)             (10)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions            0                0               (1)               0
Realized gain distributions                                         0                0                0                0
                                                              --------------------------------------------------------------
Net realized gains (losses)                                         0                0               (1)               0
                                                              --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            0                0                0                0
     End of period                                                 (7)               2               (6)               4
                                                              --------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                  (7)               2               (6)               4
                                                              --------------------------------------------------------------
Increase (decrease) in net assets from operations             $    (7)         $     2          $    (7)         $     4
                                                              ==============================================================

                                                                Growth         Aggressive       Alliance
                                                               & Income         Growth          Growth
                                                               Portfolio       Portfolio       Portfolio
                                                             (Class VC)(1)     (Class 1)       (Class 1)
                                                              -------------------------------------------
Investment income:
     Dividends                                               $     0        $     29,142     $    131,581
                                                              -------------------------------------------
         Total investment income                                   0              29,142          131,581
                                                              -------------------------------------------
Expenses:
     Mortality and expense risk charge                             0            (139,683)        (717,749)
     Distribution expense charge                                   0             (15,293)         (78,586)
                                                              -------------------------------------------
         Total expenses                                            0            (154,976)        (796,335)
                                                              -------------------------------------------
Net investment income (loss)                                       0            (125,834)        (664,754)
                                                              -------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    11           2,821,838       12,690,222
     Cost of shares sold                                         (11)         (5,378,894)     (21,697,758)
                                                              -------------------------------------------
Net realized gains (losses) from securities transactions           0          (2,557,056)      (9,007,536)
Realized gain distributions                                        0                   0                0
                                                              -------------------------------------------
Net realized gains (losses)                                        0          (2,557,056)      (9,007,536)
                                                              -------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0          (8,593,917)     (23,959,587)
     End of period                                                (6)         (9,080,980)     (35,717,651)
                                                              -------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (6)           (487,063)     (11,758,064)
                                                              -------------------------------------------
Increase (decrease) in net assets from operations            $    (6)       $ (3,169,953)    $(21,430,354)
                                                              ===========================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                 Davis
                                              Asset    Blue Chip     Cash         Corporate     Venture      "Dogs" of    Emerging
                                         Allocation     Growth     Management       Bond         Value      Wall Street    Markets
                                          Portfolio    Portfolio   Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                           (Class 1)    (Class 1)  (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                        -------------------------------------------------------------------------------------------
Investment income:
     Dividends                            $ 490,653      $ 2,704   $ 1,531,654    $ 766,341     $ 326,315     $ 38,627      $ 9,935
                                        -------------------------------------------------------------------------------------------
         Total investment income            490,653        2,704     1,531,654      766,341       326,315       38,627        9,935
                                        -------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge     (198,198)     (11,305)     (442,266)    (152,173)     (776,678)     (30,116)     (64,596)
     Distribution expense charge            (21,700)      (1,237)      (48,424)     (16,661)      (85,038)      (3,297)      (7,073)
                                        -------------------------------------------------------------------------------------------
         Total expenses                    (219,898)     (12,542)     (490,690)    (168,834)     (861,716)     (33,413)     (71,669)
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                270,755       (9,838)    1,040,964      597,507      (535,401)       5,214      (61,734)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold            4,202,009      591,091   414,066,898    4,149,656    12,098,750    2,257,530   50,874,556
     Cost of shares sold                 (5,097,945)    (699,292) (415,163,943)  (4,284,116)  (14,214,492)  (2,318,565) (50,811,385)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions            (895,936)    (108,201)   (1,097,045)    (134,460)   (2,115,742)     (61,035)      63,171
Realized gain distributions                       0            0             0            0             0            0            0
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses)                (895,936)    (108,201)   (1,097,045)    (134,460)   (2,115,742)     (61,035)      63,171
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                 (2,043,874)     (14,239)     (418,823)    (102,316)     (105,377)      75,367   (1,218,562)
     End of period                       (2,936,994)    (222,839)     (412,990)      21,763    (9,576,241)    (133,405)  (1,221,813)
                                        -------------------------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          (893,120)    (208,600)        5,833      124,079    (9,470,864)    (208,772)      (3,251)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets
        from operations                 $(1,518,301)  $ (326,639)    $ (50,248)   $ 587,126  $(12,122,007)   $(264,593)    $ (1,814)
                                        ===========================================================================================

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                        Goldman
                                             Federated            Global              Global              Sachs
                                               Value               Bond              Equities            Research
                                             Portfolio           Portfolio           Portfolio          Portfolio
                                              (Class 1)          (Class 1)           (Class 1)          (Class 1)
                                            ---------------------------------------------------------------------
Investment income:
     Dividends                              $    121,907       $     75,621       $          0       $          0
                                            ---------------------------------------------------------------------
         Total investment income                 121,907             75,621                  0                  0
                                            ---------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge          (165,300)           (62,507)          (116,787)            (6,461)
     Distribution expense charge                 (18,098)            (6,843)           (12,787)              (707)
                                            ---------------------------------------------------------------------
         Total expenses                         (183,398)           (69,350)          (129,574)            (7,168)
                                            ---------------------------------------------------------------------
Net investment income (loss)                     (61,491)             6,271           (129,574)            (7,168)
                                            ---------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                 6,764,624          1,243,879         16,191,472            490,922
     Cost of shares sold                      (7,976,699)        (1,286,907)       (18,895,589)          (598,383)
                                            ---------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions               (1,212,075)           (43,028)        (2,704,117)          (107,461)
Realized gain distributions                            0             60,604                  0                  0
                                            ---------------------------------------------------------------------
Net realized gains (losses)                   (1,212,075)            17,576         (2,704,117)          (107,461)
                                            ---------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         195,233           (215,667)        (5,091,865)           (37,243)
     End of period                            (1,712,129)           (48,830)        (5,242,303)          (116,896)
                                            ---------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments             (1,907,362)           166,837           (150,438)           (79,653)
                                            ---------------------------------------------------------------------
Increase (decrease) in net
        assets from operations              $ (3,180,928)        $  190,684       $ (2,984,129)        $ (194,282)
                                            =====================================================================


                                            Growth-                  Growth                High-Yield
                                            Income                Opportunities              Bond
                                           Portfolio                Portfolio              Portfolio
                                           (Class 1)                (Class 1)              (Class 1)
                                         ------------------------------------------------------------
Investment income:
     Dividends                           $    332,678             $       0             $  1,230,391
                                         ------------------------------------------------------------
         Total investment income              332,678                     0                1,230,391
                                         ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge       (567,886)               (7,935)                (131,293)
     Distribution expense charge              (62,177)                 (869)                 (14,376)
                                         ------------------------------------------------------------
         Total expenses                      (630,063)               (8,804)                (145,669)
                                         ------------------------------------------------------------
Net investment income (loss)                 (297,385)               (8,804)               1,084,722
                                         ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             14,267,444               476,692                9,626,811
     Cost of shares sold                  (17,427,140)             (573,111)             (10,999,421)
                                         ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions            (3,159,696)              (96,419)              (1,372,610)
Realized gain distributions                         0                     0                        0
                                         ------------------------------------------------------------
Net realized gains (losses)                (3,159,696)              (96,419)              (1,372,610)
                                         ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                   (6,210,521)              (30,795)              (1,801,633)
     End of period                        (13,594,002)             (255,899)              (2,163,796)
                                         ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          (7,383,481)             (225,104)                (362,163)
                                         ------------------------------------------------------------
Increase (decrease) in net
        assets from operations           $(10,840,562)            $(330,327)            $   (650,051)
                                         ============================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                International                          MFS            MFS
                                                                 Diversified        International    Growth &        Mid-Cap
                                                                  Equities       Growth & Income     Income         Growth
                                                                 Portfolio          Portfolio       Portfolio      Portfolio
                                                                  (Class 1)          (Class 1)      (Class 1)      (Class 1)
                                                              --------------------------------------------------------------
Investment income:
     Dividends                                                         $ 0           $ 39,000       $ 73,863            $ 0
                                                              --------------------------------------------------------------
         Total investment income                                         0             39,000         73,863              0
                                                              --------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                            (126,558)          (143,965)      (129,715)       (79,012)
     Distribution expense charge                                   (13,856)           (15,762)       (14,202)        (8,651)
                                                              --------------------------------------------------------------
         Total expenses                                           (140,414)          (159,727)      (143,917)       (87,663)
                                                              --------------------------------------------------------------
Net investment income (loss)                                      (140,414)          (120,727)       (70,054)       (87,663)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 125,066,455        193,911,386      2,061,996      1,446,460
     Cost of shares sold                                      (125,458,521)      (193,559,326)    (2,896,159)    (2,975,254)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions          (392,066)           352,060       (834,163)    (1,528,794)
Realized gain distributions                                              0                  0              0              0
                                                              --------------------------------------------------------------
Net realized gains (losses)                                       (392,066)           352,060       (834,163)    (1,528,794)
                                                              --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (4,063,572)        (2,151,133)    (2,355,928)    (3,383,832)
     End of period                                              (4,943,538)        (2,221,957)    (3,935,017)    (5,916,727)
                                                              --------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (879,966)           (70,824)    (1,579,089)    (2,532,895)
                                                              --------------------------------------------------------------
Increase (decrease) in net assets from operations              $(1,412,446)         $ 160,509   $ (2,483,306)  $ (4,149,352)
                                                              ==============================================================


                                                                      MFS
                                                                    Total         Putnam             Real
                                                                     Return       Growth           Estate
                                                                Portfolio      Portfolio        Portfolio
                                                                 (Class 1)      (Class 1)        (Class 1)
                                                              --------------------------------------------
Investment income:
     Dividends                                                 $ 344,185       $ 21,339        $ 101,766
                                                              --------------------------------------------
         Total investment income                                 344,185         21,339          101,766
                                                              --------------------------------------------
Expenses:
     Mortality and expense risk charge                          (244,157)      (177,968)         (50,955)
     Distribution expense charge                                 (26,733)       (19,485)          (5,579)
                                                              --------------------------------------------
         Total expenses                                         (270,890)      (197,453)         (56,534)
                                                              --------------------------------------------
Net investment income (loss)                                      73,295       (176,114)          45,232
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 7,142,921      3,644,071        2,122,482
     Cost of shares sold                                      (7,235,131)    (5,992,182)      (2,053,126)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions         (92,210)    (2,348,111)          69,356
Realized gain distributions                                      216,496              0                0
                                                              --------------------------------------------
Net realized gains (losses)                                      124,286     (2,348,111)          69,356
                                                              --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         585,678     (6,519,847)         125,153
     End of period                                              (863,999)    (8,361,305)         121,847
                                                              --------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                             (1,449,677)    (1,841,458)          (3,306)
                                                              --------------------------------------------
Increase (decrease) in net assets from operations           $ (1,252,096)  $ (4,365,683)       $ 111,282
                                                              ============================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                          SunAmerica                                   Telecom            Worldwide
                                            Balanced           Technology               Utility          High Income
                                           Portfolio           Portfolio             Portfolio            Portfolio
                                            (Class 1)           (Class 1)             (Class 1)            (Class 1)
                                         ---------------------------------------------------------------------------
Investment income:
     Dividends                             $ 377,555                 $ 0             $ 291,673            $ 524,060
                                         ---------------------------------------------------------------------------
         Total investment income             377,555                   0               291,673              524,060
                                         ---------------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge      (208,799)             (4,486)              (45,861)             (59,735)
     Distribution expense charge             (22,861)               (491)               (5,021)              (6,540)
                                         ---------------------------------------------------------------------------
         Total expenses                     (231,660)             (4,977)              (50,882)             (66,275)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                 145,895              (4,977)              240,791              457,785
                                         ---------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             3,780,636             157,598             1,428,818            3,743,695
     Cost of shares sold                  (4,726,621)           (233,275)           (2,153,296)          (4,334,923)
                                         ---------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions             (945,985)            (75,677)             (724,478)            (591,228)
Realized gain distributions                        0                   0                     0                    0
                                         ---------------------------------------------------------------------------
Net realized gains (losses)                 (945,985)            (75,677)             (724,478)            (591,228)
                                         ---------------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                  (2,382,726)            (12,959)           (1,222,077)          (1,076,441)
     End of period                        (4,425,241)           (169,705)           (1,790,925)            (993,536)
                                         ---------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments         (2,042,515)           (156,746)             (568,848)              82,905
                                         ---------------------------------------------------------------------------
Increase (decrease) in net
        assets from operations           $(2,842,605)         $ (237,400)  $        (1,052,535)           $ (50,538)
                                         ===========================================================================

                                                 Aggressive          Alliance                Asset
                                                   Growth             Growth               Allocation
                                                 Portfolio           Portfolio              Portfolio
                                                (Class 3)(1)       (Class 3)(1)           (Class 3)(1)
                                                ------------------------------------------------------
Investment income:
     Dividends                                     $ 0                  $ 0                   $ 0
                                                ------------------------------------------------------
         Total investment income                     0                    0                     0
                                                ------------------------------------------------------
Expenses:
     Mortality and expense risk charge               0                    0                     0
     Distribution expense charge                     0                    0                     0
                                                ------------------------------------------------------
         Total expenses                              0                    0                     0
                                                ------------------------------------------------------
Net investment income (loss)                         0                    0                     0
                                                ------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                      12                   11                    11
     Cost of shares sold                           (13)                 (11)                  (11)
                                                ------------------------------------------------------
Net realized gains (losses) from
        securities transactions                     (1)                   0                     0
Realized gain distributions                          0                    0                     0
                                                ------------------------------------------------------
Net realized gains (losses)                         (1)                   0                     0
                                                ------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                             0                    0                     0
     End of period                                  (5)                  (8)                   (1)
                                                ------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                   (5)                  (8)                   (1)
                                                ------------------------------------------------------
Increase (decrease) in net
        assets from operations                    $ (6)                $ (8)                 $ (1)
                                                ======================================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)


                                                    Blue Chip         Cash         Corporate        Davis
                                                     Growth         Management        Bond       Venture Value
                                                    Portfolio       Portfolio       Portfolio     Portfolio
                                                   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)  (Class 3)(1)
                                                   -----------------------------------------------------------
Investment income:
     Dividends                                          $ 0              $ 0            $ 0            $ 0
                                                   -----------------------------------------------------------
         Total investment income                          0                0              0              0
                                                   -----------------------------------------------------------
Expenses:
     Mortality and expense risk charge                    0                0              0              0
     Distribution expense charge                          0                0              0              0
                                                   -----------------------------------------------------------
         Total expenses                                   0                0              0              0
                                                   -----------------------------------------------------------
Net investment income (loss)                              0                0              0              0
                                                   -----------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                           11              117             10             11
     Cost of shares sold                                (12)            (117)           (10)           (11)
                                                   -----------------------------------------------------------
Net realized gains (losses) from
        securities transactions                          (1)               0              0              0
Realized gain distributions                               0                0              0              0
                                                   -----------------------------------------------------------
Net realized gains (losses)                              (1)               0              0              0
                                                   -----------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                  0                0              0              0
     End of period                                       (8)               0              2             (3)
                                                   -----------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                        (8)               0              2             (3)
                                                   -----------------------------------------------------------
Increase (decrease) in net assets from operations      $ (9)             $ 0            $ 2           $ (3)
                                                   ===========================================================


                                                     "Dogs" of        Emerging        Federated
                                                     Wall Street         Markets        Value
                                                      Portfolio       Portfolio       Portfolio
                                                    (Class 3)(1)   (Class 3) (1)     (Class 3)(1)
                                                    ---------------------------------------------
Investment income:
     Dividends                                         $ 0             $ 0              $ 0
                                                    ---------------------------------------------
         Total investment income                         0               0                0
                                                    ---------------------------------------------
Expenses:
     Mortality and expense risk charge                   0               0                0
     Distribution expense charge                         0               0                0
                                                    ---------------------------------------------
         Total expenses                                  0               0                0
                                                    ---------------------------------------------
Net investment income (loss)                             0               0                0
                                                    ---------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                          11              10               11
     Cost of shares sold                               (11)            (10)             (11)
                                                    ---------------------------------------------
Net realized gains (losses) from
        securities transactions                          0               0                0
Realized gain distributions                              0               0                0
                                                    ---------------------------------------------
Net realized gains (losses)                              0               0                0
                                                    ---------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                 0               0                0
     End of period                                      (3)             (4)              (3)
                                                    ---------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                       (3)             (4)              (3)
                                                    ---------------------------------------------
Increase (decrease) in net assets from operations     $ (3)           $ (4)            $ (3)
                                                    =============================================


                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                           Goldman
                                            Foreign          Global            Global       Sachs
                                             Value            Bond            Equities     Research
                                           Portfolio        Portfolio        Portfolio     Portfolio
                                          (Class 3)(1)    (Class 3)(1)      (Class 3)(1)  (Class 3)(1)
                                          ------------------------------------------------------------
Investment income:
     Dividends                                 $ 0              $ 0            $ 0            $ 0
                                          ------------------------------------------------------------
         Total investment income                 0                0              0              0
                                          ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge           0                0              0              0
     Distribution expense charge                 0                0              0              0
                                          ------------------------------------------------------------
         Total expenses                          0                0              0              0
                                          ------------------------------------------------------------
Net investment income (loss)                     0                0              0              0
                                          ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                  11               10             11             11
     Cost of shares sold                       (11)             (10)           (11)           (12)
                                          ------------------------------------------------------------
Net realized gains (losses)
        from securities transactions             0                0              0             (1)
Realized gain distributions                      0                0              0              0
                                          ------------------------------------------------------------
Net realized gains (losses)                      0                0              0             (1)
                                          ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         0                0              0              0
     End of period                              (6)               2             (5)            (6)
                                          ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments               (6)               2             (5)            (6)
                                          ------------------------------------------------------------
Increase (decrease) in net
        assets from operations                $ (6)             $ 2           $ (5)          $ (7)
                                          ============================================================


                                              Growth-       Growth         High-Yield
                                              Income      Opportunities        Bond
                                             Portfolio     Portfolio        Portfolio
                                           (Class 3)(1)   (Class 3)(1)     (Class 3)(1)
                                           --------------------------------------------
Investment income:
     Dividends                                 $ 0             $ 0              $ 0
                                           --------------------------------------------
         Total investment income                 0               0                0
                                           --------------------------------------------
Expenses:
     Mortality and expense risk charge           0               0                0
     Distribution expense charge                 0               0                0
                                           --------------------------------------------
         Total expenses                          0               0                0
                                           --------------------------------------------
Net investment income (loss)                     0               0                0
                                           --------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                  11              12               10
     Cost of shares sold                       (11)            (13)             (10)
                                           --------------------------------------------
Net realized gains (losses)
        from securities transactions             0              (1)               0
Realized gain distributions                      0               0                0
                                           --------------------------------------------
Net realized gains (losses)                      0              (1)               0
                                           --------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         0               0                0
     End of period                              (4)             (9)               1
                                           --------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments               (4)             (9)               1
                                           --------------------------------------------
Increase (decrease) in net
        assets from operations                $ (4)          $ (10)             $ 1
                                           ============================================

                 See accompanying notes to financial statements.

      (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                 International   International
                                                  Diversified       Growth         Marsico       MFS Growth
                                                    Equities       and Income       Growth       and Income
                                                   Portfolio       Portfolio       Portfolio      Portfolio
                                                  (Class 3)(1)    (Class 3)(1)   (Class 3)(1)    (Class 3)(1)
                                                 ------------------------------------------------------------
Investment income:
     Dividends                                         $ 0              $ 0            $ 0            $ 0
                                                 ------------------------------------------------------------
         Total investment income                         0                0              0              0
                                                 ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                   0                0              0              0
     Distribution expense charge                         0                0              0              0
                                                 ------------------------------------------------------------
         Total expenses                                  0                0              0              0
                                                 ------------------------------------------------------------
Net investment income (loss)                             0                0              0              0
                                                 ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                          11               11             11             11
     Cost of shares sold                               (11)             (11)           (11)           (11)
                                                 ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions                          0                0              0              0
Realized gain distributions                              0                0              0              0
                                                 ------------------------------------------------------------
Net realized gains (losses)                              0                0              0              0
                                                 ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                 0                0              0              0
     End of period                                      (1)              (3)            (5)            (5)
                                                 ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                       (1)              (3)            (5)            (5)
                                                 ------------------------------------------------------------
Increase (decrease) in net assets
        from operations                               $ (1)            $ (3)          $ (5)          $ (5)
                                                 ============================================================


                                          MFS Mid-Cap      MFS Total        Putnam
                                            Growth          Return          Growth
                                           Portfolio       Portfolio        Portfolio
                                         (Class 3)(1)    (Class 3)(1)     (Class 3)(1)
                                         ---------------------------------------------
Investment income:
     Dividends                                $ 0             $ 0              $ 0
                                         ---------------------------------------------
         Total investment income                0               0                0
                                         ---------------------------------------------
Expenses:
     Mortality and expense risk charge          0               0                0
     Distribution expense charge                0               0                0
                                         ---------------------------------------------
         Total expenses                         0               0                0
                                         ---------------------------------------------
Net investment income (loss)                    0               0                0
                                         ---------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                 11              11               11
     Cost of shares sold                      (12)            (11)             (11)
                                         ---------------------------------------------
Net realized gains (losses) from
        securities transactions                (1)              0                0
Realized gain distributions                     0               0                0
                                         ---------------------------------------------
Net realized gains (losses)                    (1)              0                0
                                         ---------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                        0               0                0
     End of period                             (6)             (2)              (6)
                                         ---------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments              (6)             (2)              (6)
                                         ---------------------------------------------
Increase (decrease) in net assets
        from operations                      $ (7)           $ (2)            $ (6)
                                         =============================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                          Real         Small & Mid     SunAmerica                       Telecom         Worldwide
                         Estate         Cap Value       Balanced       Technology       Utility        High Income      Comstock
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class II)(1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Investment income:
  Dividends           $           0   $           0   $           0   $           0   $           0   $           0   $           0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Total investment
      income                      0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Expenses:
  Mortality and
    expense risk
    charge                        0               0               0               0               0               0               0
  Distribution
    expense charge                0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Total expenses                0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses) from
  securities
  transactions:

  Proceeds from
    shares sold                  10              12              11              14              10             110              11
  Cost of shares
    sold                        (10)            (12)            (11)            (15)            (10)           (110)            (11)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses) from
  securities
  transactions                    0               0               0              (1)              0               0               0
Realized gain
  distributions                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses)                        0               0               0              (1)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net unrealized
  appreciation
  (depreciation) of
  investments:

  Beginning of
    period                        0               0               0               0               0               0               0
  End of period                   1              (3)             (4)            (16)              2               1              (4)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Change in net
  unrealized
  appreciation
  (depreciation) of
  investments                     1              (3)             (4)            (16)              2               1              (4)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets from
  operations          $           1   $          (3)  $          (4)  $         (17)  $           2   $           1   $          (4)
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                              Emerging       Growth &
                                                               Growth         Income
                                                              Portfolio      Portfolio
                                                            (Class II)(1)  (Class II)(1)
                                                            ------------   ------------
Investment income:
     Dividends                                              $          0   $          0
                                                            ------------   ------------
         Total investment income                                       0              0
                                                            ------------   ------------

Expenses:
     Mortality and expense risk charge                                 0              0
     Distribution expense charge                                       0              0
                                                            ------------   ------------

         Total expenses                                                0              0
                                                            ------------   ------------

Net investment income (loss)                                           0              0
                                                            ------------   ------------

Net realized gains (losses) from securities transactions:

     Proceeds from shares sold                                        11             11
     Cost of shares sold                                             (11)           (11)
                                                            ------------   ------------

Net realized gains (losses) from securities transactions               0              0
Realized gain distributions                                            0              0
                                                            ------------   ------------

Net realized gains (losses)                                            0              0
                                                            ------------   ------------

Net unrealized appreciation (depreciation) of investments:

     Beginning of period                                               0              0
     End of period                                                    (8)            (2)
                                                            ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (8)            (2)
                                                            ------------   ------------

Increase (decrease) in net assets from operations           $         (8)  $         (2)
                                                            ============   ============

                See accompanying notes to financial statements.


(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                                                                                       Government
                         Global                          Growth          Capital          and                            Natural
                         Growth          Growth          Income       Appreciation    Quality Bond       Growth         Resources
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 2)(1)**  (Class 2)(1)**  (Class 2)(1)**    (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $    (468,080)  $   1,069,388   $    (178,126)  $     (18,241)
  Net realized gains
    (losses) from
    securities
    transactions                  0              (3)             (1)     (3,218,373)        300,562      (1,413,879)        155,002
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (5)             (9)             (7)     (5,394,920)      1,186,057      (2,672,699)        (61,461)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (5)            (12)             (8)     (9,081,373)      2,556,007      (4,264,704)         75,300
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             103             102       1,540,735       8,864,437         531,583          59,448
  Cost of units
    redeemed                      0               0               0      (2,438,910)     (5,769,258)     (1,214,256)       (174,560)
  Annuity benefit
    payments                      0               0               0          (1,159)         (3,386)           (831)              0
  Net transfers                   0               0               0      (1,014,167)     16,638,826         123,385         871,048
  Contract
    maintenance
    charge                        0               0               0         (11,233)         (6,833)         (6,506)         (1,127)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             103             102      (1,924,734)     19,723,786        (566,625)        754,809
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  95              91              94     (11,006,107)     22,279,793      (4,831,329)        830,109
Net assets at
  beginning of
  period                          0               0               0      37,056,371      22,549,341      18,178,363       2,408,347
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          95   $          91   $          94   $  26,050,264   $  44,829,134   $  13,347,034   $   3,238,456
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      9               8               9          49,166         560,588          21,104           3,791
  Units redeemed                  0               0               0         (85,511)       (359,628)        (53,640)        (11,394)
  Units transferred               0               0               0         (48,000)      1,044,432           4,284          51,255
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                     9               8               9         (84,345)      1,245,392         (28,252)         43,652
Beginning units                   0               0               0       1,094,258       1,470,891         668,099         168,114
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                      9               8               9       1,009,913       2,716,283         639,847         211,766
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                       Government
                         Capital           and                           Natural         Growth        Aggressive       Alliance
                      Appreciation    Quality Bond       Growth         Resources       & Income         Growth          Growth
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class VC)(1)**   (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $    (125,834)  $    (664,754)
  Net realized gains
    (losses) from
    securities
    transactions                  0               0              (1)              0               0      (2,557,056)     (9,007,536)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (7)              2              (6)              4              (6)       (487,063)    (11,758,064)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from
      operations                 (7)              2              (7)              4              (6)     (3,169,953)    (21,430,354)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             100             102             100             101         126,772       1,128,411
  Cost of units
    redeemed                      0               0               0               0               0        (824,061)     (4,220,357)
  Annuity benefit
    payments                      0               0               0               0               0          (1,453)        (48,238)
  Net transfers                   0               0               0               0               0        (986,159)     (4,409,463)
  Contract
    maintenance
    charge                        0               0               0               0               0          (5,446)        (22,885)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from capital
      transactions              100             100             102             100             101      (1,690,347)     (7,572,532)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  93             102              95             104              95      (4,860,300)    (29,002,886)
Net assets at
  beginning of
  period                          0               0               0               0               0      12,989,561      68,106,499
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          93   $         102   $          95   $         104   $          95   $   8,129,261   $  39,103,613
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      4               6               5               7              12          10,764          39,962
  Units redeemed                  0               0               0               0               0         (71,674)       (162,088)
  Units transferred               0               0               0               0               0         (87,767)       (194,331)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                     4               6               5               7              12        (148,677)       (316,457)
Beginning units                   0               0               0               0               0         951,741       2,087,816
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                      4               6               5               7              12         803,064       1,771,359
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                          Davis
                          Asset         Blue Chip         Cash          Corporate        Venture        "Dogs" of       Emerging
                       Allocation        Growth        Management         Bond            Value        Wall Street       Markets
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     270,755   $      (9,838)  $   1,040,964   $     597,507   $    (535,401)  $       5,214   $     (61,734)
  Net realized gains
    (losses) from
    securities
    transactions           (895,936)       (108,201)     (1,097,045)       (134,460)     (2,115,742)        (61,035)         63,171
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (893,120)       (208,600)          5,833         124,079      (9,470,864)       (208,772)         (3,251)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (1,518,301)       (326,639)        (50,248)        587,126     (12,122,007)       (264,593)         (1,814)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold               80,925         372,488      32,742,018         668,166       1,495,645         163,328          75,502
  Cost of units
    redeemed             (1,562,557)        (86,383)    (24,538,620)     (1,022,765)     (5,607,166)       (167,690)       (313,437)
  Annuity benefit
    payments                 (9,678)              0          (3,489)         (1,637)        (22,379)           (173)           (159)
  Net transfers          (1,854,219)        481,315      (8,924,697)      1,598,488      (3,881,057)      1,852,196      (1,662,025)
  Contract
    maintenance
    charge                   (5,140)           (300)         (4,686)         (2,883)        (21,976)           (651)         (1,416)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (3,350,669)        767,120        (729,474)      1,239,369      (8,036,933)      1,847,010      (1,901,535)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (4,868,970)        440,481        (779,722)      1,826,495     (20,158,940)      1,582,417      (1,903,349)
Net assets at
  beginning of
  period                 16,991,917         479,064      28,446,701       9,554,776      67,198,485       1,281,335       5,254,679
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $  12,122,947   $     919,545   $  27,666,979   $  11,381,271   $  47,039,545   $   2,863,752   $   3,351,330
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                  4,441          67,644       2,509,036          47,085          62,594          17,042          10,849
  Units redeemed            (89,834)        (15,450)     (1,881,918)        (72,190)       (239,170)        (18,031)        (47,244)
  Units transferred        (112,263)         73,505        (684,743)        110,917        (198,218)        189,850        (206,210)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (197,656)        125,699         (57,625)         85,812        (374,794)        188,861        (242,605)
Beginning units             912,870          71,523       2,177,838         683,843       2,560,498         132,220         803,581
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                715,214         197,222       2,120,213         769,655       2,185,704         321,081         560,976
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                         Goldman
                        Federated        Global          Global           Sachs          Growth-         Growth        High-Yield
                          Value           Bond          Equities        Research         Income       Opportunities       Bond
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     (61,491)  $       6,271   $    (129,574)  $      (7,168)  $    (297,385)  $      (8,804)  $   1,084,722
  Net realized gains
    (losses) from
    securities
    transactions         (1,212,075)         17,576      (2,704,117)       (107,461)     (3,159,696)        (96,419)     (1,372,610)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (1,907,362)        166,837        (150,438)        (79,653)     (7,383,481)       (225,104)       (362,163)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (3,180,928)        190,684      (2,984,129)       (194,282)    (10,840,562)       (330,327)       (650,051)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              331,560          65,385         102,710         140,811       4,783,276          28,550         241,354
  Cost of units
    redeemed             (1,667,606)       (290,279)       (743,274)        (62,598)     (3,530,533)        (31,744)     (1,434,117)
  Annuity benefit
    payments                 (2,782)         (2,652)           (514)              0         (32,772)              0            (353)
  Net transfers          (1,267,702)       (313,539)     (1,367,499)        295,430      (7,263,003)        294,186       1,547,616
  Contract
    maintenance
    charge                   (3,346)         (1,218)         (3,360)            (93)        (16,598)           (163)         (2,874)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,609,876)       (542,303)     (2,011,937)        373,550      (6,059,630)        290,829         351,626
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,790,804)       (351,619)     (4,996,066)        179,268     (16,900,192)        (39,498)       (298,425)
Net assets at
  beginning of
  period                 14,715,514       4,700,040      10,978,735         307,232      49,539,951         541,072       9,956,246
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $   8,924,710   $   4,348,421   $   5,982,669   $     486,500   $  32,639,759   $     501,574   $   9,657,821
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 21,744           4,160           6,895          23,018         187,325           5,112          19,870
  Units redeemed           (111,687)        (18,649)        (52,040)        (10,371)       (151,232)         (7,038)       (121,544)
  Units transferred        (118,858)        (19,512)       (107,969)         40,258        (315,893)         54,463         138,021
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (208,801)        (34,001)       (153,114)         52,905        (279,800)         52,537          36,347
Beginning units             898,256         299,802         628,357          42,830       1,845,250          93,154         796,205
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                689,455         265,801         475,243          95,735       1,565,450         145,691         832,552
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                      International   International        MFS             MFS             MFS
                       Diversified      Growth &        Growth &         Mid-Cap          Total          Putnam           Real
                        Equities         Income          Income          Growth          Return          Growth          Estate
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (140,414)  $    (120,727)  $     (70,054)  $     (87,663)  $      73,295   $    (176,114)  $      45,232
  Net realized gains
    (losses) from
    securities
    transactions           (392,066)        352,060        (834,163)     (1,528,794)        124,286      (2,348,111)         69,356
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (879,966)        (70,824)     (1,579,089)     (2,532,895)     (1,449,677)     (1,841,458)         (3,306)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (1,412,446)        160,509      (2,483,306)     (4,149,352)     (1,252,096)     (4,365,683)        111,282
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold            3,997,912         330,058         615,081         397,586       4,792,474         207,429         133,766
  Cost of units
    redeemed               (789,701)       (460,173)       (645,341)       (373,084)     (1,494,009)     (1,057,615)       (415,158)
  Annuity benefit
    payments                 (1,623)           (727)           (784)              0          (1,900)              0            (424)
  Net transfers          (7,383,302)     (3,276,135)        367,953         750,504        (128,959)     (1,958,709)        928,711
  Contract
    maintenance
    charge                   (2,874)         (2,752)         (3,631)         (3,035)         (5,795)         (7,008)         (1,262)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (4,179,588)     (3,409,729)        333,278         771,971       3,161,811      (2,815,903)        645,633
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,592,034)     (3,249,220)     (2,150,028)     (3,377,381)      1,909,715      (7,181,586)        756,915
Net assets at
  beginning of
  period                 11,283,072       9,116,687      10,634,558       8,030,752      16,056,706      16,960,896       2,851,593
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $   5,691,038   $   5,867,467   $   8,484,530   $   4,653,371   $  17,966,421   $   9,779,310   $   3,608,508
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                412,371          33,517          33,937          44,956         225,715          12,192          11,537
  Units redeemed            (87,304)        (48,511)        (38,524)        (42,262)        (73,051)        (65,709)        (35,114)
  Units transferred        (639,372)       (131,812)         18,547          65,284          (6,007)       (127,658)         76,322
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (314,305)       (146,806)         13,960          67,978         146,657        (181,175)         52,745
Beginning units           1,106,719         848,603         553,981         598,426         756,534         888,249         251,509
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                792,414         701,797         567,941         666,404         903,191         707,074         304,254
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                       SunAmerica                        Telecom        Worldwide      Aggressive       Alliance          Asset
                        Balanced       Technology        Utility       High Income       Growth          Growth        Allocation
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     145,895   $      (4,977)  $     240,791   $     457,785   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions           (945,985)        (75,677)       (724,478)       (591,228)             (1)              0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (2,042,515)       (156,746)       (568,848)         82,905              (5)             (8)             (1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (2,842,605)       (237,400)     (1,052,535)        (50,538)             (6)             (8)             (1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              179,469          49,985          53,295          66,876             101             101             100
  Cost of units
    redeemed             (1,374,619)        (42,178)       (302,261)       (467,211)              0               0               0
  Annuity benefit
    payments                 (3,552)              0               0            (119)              0               0               0
  Net transfers          (1,198,902)        221,072        (595,145)       (562,638)              0               0               0
  Contract
    maintenance
    charge                   (7,465)           (133)         (1,421)         (1,915)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,405,069)        228,746        (845,532)       (965,007)            101             101             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,247,674)         (8,654)     (1,898,067)     (1,015,545)             95              93              99
Net assets at
  beginning of
  period                 17,955,100         352,288       4,437,756       5,349,143               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $  12,707,426   $     343,634   $   2,539,689   $   4,333,598   $          95   $          93   $          99
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 12,732          23,947           4,815           4,756               9               4               6
  Units redeemed           (101,707)        (16,930)        (31,499)        (33,745)              0               0               0
  Units transferred         (93,775)         90,391         (65,045)        (36,165)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (182,750)         97,408         (91,729)        (65,154)              9               4               6
Beginning units           1,195,940         102,033         385,837         374,063               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units              1,013,190         199,441         294,108         308,909               9               4               6
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                        Blue Chip         Cash          Corporate         Davis         "Dogs" of       Emerging        Federated
                         Growth        Management         Bond        Venture Value    Wall Street       Markets          Value
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                 (1)              0               0               0               0               0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (8)              0               2              (3)             (3)             (4)             (3)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (9)              0               2              (3)             (3)             (4)             (3)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  102             167             101             100             101             100             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              102             167             101             100             101             100             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  93             167             103              97              98              96              97
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          93   $         167   $         103   $          97   $          98   $          96   $          97
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     20              13               7               5              11              16               8
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    20              13               7               5              11              16               8
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     20              13               7               5              11              16               8
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                         Goldman
                         Foreign         Global          Global           Sachs          Growth-         Growth        High-Yield
                          Value           Bond          Equities        Research         Income       Opportunities       Bond
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0              (1)              0              (1)              0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (6)              2              (5)             (6)             (4)             (9)              1
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (6)              2              (5)             (7)             (4)            (10)              1
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  101             100             101             101             100             101             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              101             100             101             101             100             101             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  95             102              96              94              96              91             101
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          95   $         102   $          96   $          94   $          96   $          91   $         101
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     10               6               8              19               5              26               9
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    10               6               8              19               5              26               9
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     10               6               8              19               5              26               9
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                      International   International
                       Diversified       Growth          Marsico       MFS Growth      MFS Mid-Cap      MFS Total        Putnam
                        Equities       and Income        Growth        and Income        Growth          Return          Growth
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0               0              (1)              0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (1)             (3)             (5)             (5)             (6)             (2)             (6)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (1)             (3)             (5)             (5)             (7)             (2)             (6)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             101             100             100             101             100             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             101             100             100             101             100             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  99              98              95              95              94              98              94
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          99   $          98   $          95   $          95   $          94   $          98   $          94
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     14              12              13               6              14               5               7
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    14              12              13               6              14               5               7
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     14              12              13               6              14               5               7
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                          Real         Small & Mid     SunAmerica                        Telecom        Worldwide
                         Estate         Cap Value       Balanced       Technology        Utility       High Income     Comstock
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)** (Class II)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0  $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0              (1)              0               0              0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments                1              (3)             (4)            (16)              2               1             (4)
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

    Increase
      (decrease) in
      net assets
      from
      operations                  1              (3)             (4)            (17)              2               1             (4)
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             100             101             101             100             100            100
  Cost of units
    redeemed                      0               0               0               0               0               0              0
  Annuity benefit
    payments                      0               0               0               0               0               0              0
  Net transfers                   0               0               0               0               0               0              0
  Contract
    maintenance
    charge                        0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             100             101             101             100             100            100
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Increase (decrease)
  in net assets                 101              97              97              84             102             101             96
Net assets at
  beginning of
  period                          0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Net assets at end of
  period              $         101   $          97   $          97   $          84   $         102   $         101  $          96
                      =============   =============   =============   =============   =============   =============  =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      9              10               8              49              12               7             12
  Units redeemed                  0               0               0               0               0               0              0
  Units transferred               0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Increase (decrease)
  in units
  outstanding                     9              10               8              49              12               7             12
Beginning units                   0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Ending units                      9              10               8              49              12               7             12
                      =============   =============   =============   =============   =============   =============  =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (Continued)

                                                               Emerging          Growth &
                                                                Growth            Income
                                                               Portfolio         Portfolio
                                                            (Class II)(1)**   (Class II)(1)**
                                                            ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $             0   $             0
     Net realized gains (losses) from
         securities transactions                                          0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                                   (8)               (2)
                                                            ---------------   ---------------

         Increase (decrease) in net assets from operations               (8)               (2)
                                                            ---------------   ---------------

From capital transactions:
     Net proceeds from units sold                                       101               100
     Cost of units redeemed                                               0                 0
     Annuity benefit payments                                             0                 0
     Net transfers                                                        0                 0
     Contract maintenance charge                                          0                 0
                                                            ---------------   ---------------

         Increase (decrease) in net assets
             from capital transactions                                  101               100
                                                            ---------------   ---------------

Increase (decrease) in net assets                                        93                98
Net assets at beginning of period                                         0                 0
                                                            ---------------   ---------------

Net assets at end of period                                 $            93   $            98
                                                            ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          13                11
     Units redeemed                                                       0                 0
     Units transferred                                                    0                 0
                                                            ---------------   ---------------

Increase (decrease) in units outstanding                                 13                11
Beginning units                                                           0                 0
                                                            ---------------   ---------------

Ending units                                                             13                11
                                                            ===============   ===============

                 See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                       Government
                         Capital           and                           Natural       Aggressive       Alliance          Asset
                      Appreciation    Quality Bond       Growth         Resources        Growth          Growth        Allocation
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (516,187)  $     571,765   $    (268,404)  $     (31,539)  $    (193,261)  $  (1,112,994)  $     314,811
  Net realized gains
    (losses) from
    securities
    transactions          8,099,115         196,513       1,963,594         218,124       1,637,738       3,141,604          96,251
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments      (14,511,529)            193      (5,182,383)       (321,220)     (8,960,996)    (15,790,640)     (1,276,811)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from
      operations         (6,928,601)        768,471      (3,487,193)       (134,635)     (7,516,519)    (13,762,030)       (865,749)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold            1,664,863       2,601,842         886,063          87,008         365,341       2,130,549         366,350
  Cost of units
    redeemed             (2,717,194)     (1,844,719)     (1,163,564)        (99,245)       (938,255)     (4,602,819)     (1,819,947)
  Annuity benefit
    payments                (17,431)              0               0               0            (486)        (47,042)         (9,962)
  Net transfers          (1,208,324)      7,433,954        (139,460)        174,683      (2,885,237)     (1,915,385)        969,058
  Contract
    maintenance
    charges                 (10,872)         (3,463)         (5,959)           (738)         (6,076)        (24,411)         (5,060)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,288,958)      8,187,614        (422,920)        161,708      (3,464,713)     (4,459,108)       (499,561)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (9,217,559)      8,956,085      (3,910,113)         27,073     (10,981,232)    (18,221,138)     (1,365,310)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                 46,273,930      13,593,256      22,088,476       2,381,274      23,970,793      86,327,637      18,357,227
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $  37,056,371   $  22,549,341   $  18,178,363   $   2,408,347   $  12,989,561   $  68,106,499   $  16,991,917
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 47,814         170,979          30,578           5,596          22,415          63,220          19,274
  Units redeemed            (79,268)       (122,863)        (43,362)         (7,135)        (62,096)       (139,343)        (99,126)
  Units transferred         (50,553)        489,061         (14,048)          7,695        (190,356)        (77,792)         48,803
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding               (82,007)        537,177         (26,832)          6,156        (230,037)       (153,915)        (31,049)
Beginning units           1,176,265         933,714         694,931         161,958       1,181,778       2,241,731         943,919
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units              1,094,258       1,470,891         668,099         168,114         951,741       2,087,816         912,870
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                          Davis
                        Blue Chip         Cash          Corporate        Venture        "Dogs" of       Emerging        Federated
                         Growth        Management         Bond            Value        Wall Street       Markets          Value
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 1)(2)      (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $      (2,752)  $     702,741   $     366,032   $    (693,122)  $      10,117   $     (48,422)  $      (5,712)
  Net realized gains
    (losses) from
    securities
    transactions            (17,611)        (32,718)         (6,573)     10,936,664           7,144        (211,719)        274,341
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments          (14,239)       (397,602)        168,891     (19,928,626)         45,864         172,950        (530,181)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations            (34,602)        272,421         528,350      (9,685,084)         63,125         (87,191)       (261,552)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              245,146      11,530,570         623,335       2,325,790          90,696         116,144         662,378
  Cost of units
    redeemed                (23,135)     (3,478,853)       (743,183)     (4,387,221)        (28,226)       (225,583)       (894,149)
  Annuity benefit
    payments                      0          (2,909)         (1,175)        (39,778)              0            (273)           (437)
  Net transfers             291,688       9,270,318       2,199,184       5,783,833         482,188       1,268,766       5,513,126
  Contract
    maintenance
    charges                     (33)         (3,043)         (1,795)        (19,957)           (291)         (1,238)         (2,740)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions          513,666      17,316,083       2,076,366       3,662,667         544,367       1,157,816       5,278,178
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets             479,064      17,588,504       2,604,716      (6,022,417)        607,492       1,070,625       5,016,626
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                          0      10,858,197       6,950,060      73,220,902         673,843       4,184,054       9,698,888
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $     479,064   $  28,446,701   $   9,554,776   $  67,198,485   $   1,281,335   $   5,254,679   $  14,715,514
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 32,462         885,143          45,307          85,349           9,705          17,519          37,979
  Units redeemed             (3,666)       (268,094)        (54,000)       (167,475)         (2,996)        (35,782)        (55,446)
  Units transferred          42,727         715,733         159,132         206,133          51,635         202,429         346,216
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                71,523       1,332,782         150,439         124,007          58,344         184,166         328,749
Beginning units                   0         845,056         533,404       2,436,491          73,876         619,415         569,507
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                 71,523       2,177,838         683,843       2,560,498         132,220         803,581         898,256
                      =============   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.


(2)   For the period from January 4, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                         Goldman                                                      International
                         Global          Global           Sachs          Growth-         Growth         High-Yield     Diversified
                          Bond          Equities        Research         Income       Opportunities       Bond          Equities
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)     (Class 1)(3)      (Class 1)     (Class 1)(5)      (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     337,936   $    (173,161)  $      (2,267)  $    (430,073)  $      (3,560)  $   1,122,581   $    (155,058)
  Net realized gains
    (losses) from
    securities
    transactions              6,534         497,821          (3,339)      1,927,837          (2,172)     (2,924,220)       (332,724)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (185,611)     (3,195,223)        (37,243)    (12,529,658)        (30,795)      1,148,825      (2,523,324)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations            158,859      (2,870,563)        (42,849)    (11,031,894)        (36,527)       (652,814)     (3,011,106)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              136,127         314,795         116,025       3,061,810         117,095         293,326       1,542,097
  Cost of units
    redeemed               (324,977)       (982,145)         (4,908)     (4,251,327)        (14,617)     (3,222,011)       (639,157)
  Annuity benefit
    payments                      0          (1,416)              0         (35,340)              0            (559)         (5,729)
  Net transfers             138,100        (548,553)        238,964        (936,811)        475,136        (387,300)        958,311
  Contract
    maintenance
    charges                  (1,027)         (3,558)              0         (16,257)            (15)         (2,659)         (3,093)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions          (51,777)     (1,220,877)        350,081      (2,177,925)        577,599      (3,319,203)      1,852,429
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets             107,082      (4,091,440)        307,232     (13,209,819)        541,072      (3,972,017)     (1,158,677)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                  4,592,958      15,070,175               0      62,749,770               0      13,928,263      12,441,749
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $   4,700,040   $  10,978,735   $     307,232   $  49,539,951   $     541,072   $   9,956,246   $  11,283,072
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                  8,785          16,290          14,241         110,337          17,677          21,087         150,902
  Units redeemed            (20,960)        (53,781)           (637)       (153,069)         (2,508)       (248,582)        (57,903)
  Units transferred           8,954         (30,072)         29,226         (47,709)         77,985         (25,323)        100,184
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                (3,221)        (67,563)         42,830         (90,441)         93,154        (252,818)        193,183
Beginning units             303,023         695,920               0       1,935,691               0       1,049,023         913,536
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                299,802         628,357          42,830       1,845,250          93,154         796,205       1,106,719
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


(3)   For the period from January 9, 2001 (inception) to December 31, 2001.

(5)   For the period from February 7, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                      International        MFS             MFS             MFS
                        Growth &        Growth &         Mid-Cap          Total          Putnam           Real         SunAmerica
                         Income          Income          Growth          Return          Growth          Estate         Balanced
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (104,840)  $    (104,420)  $    (115,425)  $      76,087   $    (305,994)  $      32,852   $     100,931
  Net realized gains
    (losses) from
    securities
    transactions            121,428          (2,478)        849,863         506,429        (690,982)         33,754         348,891
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (2,375,985)     (2,149,952)     (2,939,865)       (657,783)     (5,569,583)         32,743      (3,635,715)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (2,359,397)     (2,256,850)     (2,205,427)        (75,267)     (6,566,559)         99,349      (3,185,893)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              701,856         844,462         936,505       2,661,750         891,089         117,165         587,674
  Cost of units
    redeemed               (484,841)       (752,331)       (253,259)       (905,773)     (1,054,594)       (136,095)     (1,293,667)
  Annuity benefit
    payments                 (1,455)            (48)              0          (1,673)         (8,256)           (588)         (1,233)
  Net transfers           1,473,805       1,143,663       1,730,011       3,483,389      (1,779,035)        305,547         152,560
  Contract
    maintenance
    charges                  (2,553)         (3,249)         (2,891)         (3,585)         (7,767)           (685)         (7,501)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions        1,686,812       1,232,497       2,410,366       5,234,108      (1,958,563)        285,344        (562,167)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets            (672,585)     (1,024,353)        204,939       5,158,841      (8,525,122)        384,693      (3,748,060)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                  9,789,272      11,658,911       7,825,813      10,897,865      25,486,018       2,466,900      21,703,160
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $   9,116,687   $  10,634,558   $   8,030,752   $  16,056,706   $  16,960,896   $   2,851,593   $  17,955,100
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 56,285          41,796          61,493         126,441          40,793          10,649          37,447
  Units redeemed            (42,838)        (38,341)        (16,288)        (43,310)        (50,666)        (12,510)        (83,400)
  Units transferred         136,601          48,323         108,735         164,962         (99,272)         26,108           5,289
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding               150,048          51,778         153,940         248,093        (109,145)         24,247         (40,664)
Beginning units             698,555         502,203         444,486         508,441         997,394         227,262       1,236,604
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                848,603         553,981         598,426         756,534         888,249         251,509       1,195,940
                      =============   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                                Telecom         Worldwide
                                                              Technology        Utility        High Income
                                                              Portfolio        Portfolio        Portfolio
                                                             (Class 1)(4)      (Class 1)        (Class 1)
                                                            --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $       (2,325)  $       71,157   $      544,439
     Net realized gains (losses) from
         securities transactions                                   (20,707)        (186,455)        (668,908)
     Change in net unrealized appreciation
         (depreciation) of investments                             (12,959)        (642,768)        (147,507)
                                                            --------------   --------------   --------------

         Increase (decrease) in net assets from operations         (35,991)        (758,066)        (271,976)
                                                            --------------   --------------   --------------

From capital transactions:
     Net proceeds from units sold                                   95,167          246,210           77,878
     Cost of units redeemed                                        (18,519)        (501,946)        (546,984)
     Annuity benefit payments                                            0                0                0
     Net transfers                                                 311,647          228,542         (179,361)
     Contract maintenance charges                                      (16)          (1,508)          (1,896)
                                                            --------------   --------------   --------------
         Increase (decrease) in net assets
             from capital transactions                             388,279          (28,702)        (650,363)
                                                            --------------   --------------   --------------

Increase (decrease) in net assets                                  352,288         (786,768)        (922,339)
                                                            --------------   --------------   --------------

Net assets at beginning of period                                        0        5,224,524        6,271,482
                                                            --------------   --------------   --------------
Net assets at end of period                                 $      352,288   $    4,437,756   $    5,349,143
                                                            ==============   ==============   ==============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     22,580           19,173            5,271
     Units redeemed                                                 (4,976)         (39,368)         (37,999)
     Units transferred                                              84,429           20,028          (11,155)
                                                            --------------   --------------   --------------

Increase (decrease) in units outstanding                           102,033             (167)         (43,883)
Beginning units                                                          0          386,004          417,946
                                                            --------------   --------------   --------------

Ending units                                                       102,033          385,837          374,063
                                                            ==============   ==============   ==============

                See accompanying notes to financial statements.


(4)   For the period from January 19, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is an indirect wholly owned subsidiary of American International Group, Inc., a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: FSA Polaris, FSA Advisor, and FSA Polaris II. FSA Polaris II is a new product launched December 2, 2002.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of seventy-two variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the three currently available Class 2 investment portfolios of American Funds Insurance Series ("American Trust") (2) the four Class 1 or four Class 3 currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (3) the currently available investment portfolio of the Lord Abbett Series Fund, Inc. ("Lord Abbett Trust"), (4) the twenty-seven Class 1 or thirty Class 3 currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust") or (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"). The American Trust, the Anchor Trust, the Lord Abbett Trust, the SunAmerica Trust and the Van Kampen Trust (the "Trusts") are each diversified open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: For FSA Polaris and FSA Polaris II the contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying statement of changes in net assets. There are no withdrawal charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain FSA Polaris and FSA Polaris II contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are not any contract maintenance charges under the FSA Advisor contract.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.37%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year for FSA Polaris and FSA Polaris II contracts, and is recorded as a redemption in the accompanying statement of changes in net assets.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2002 consist of the following:

                                                                    Cost of Shares           Proceeds from
         Variable Accounts                                                Acquired             Shares Sold
         -----------------                                                --------             -----------
         AMERICAN TRUST:
         Global Growth Portfolio (Class 2) *                          $        111            $         11
         Growth Portfolio (Class 2) *                                          213                     110
         Growth-Income Portfolio (Class 2) *                                   113                      11

         ANCHOR TRUST:
         Capital Appreciation Portfolio (Class 1)                     $  4,479,148            $  6,871,962
         Government and Quality Bond Portfolio (Class 1)                42,179,477              21,386,303
         Growth Portfolio (Class 1)                                      2,393,745               3,138,496
         Natural Resources Portfolio (Class 1)                           1,922,394               1,016,927
         Capital Appreciation Portfolio (Class 3) *                            111                      11
         Government and Quality Bond Portfolio (Class 3) *                     110                      10
         Growth Portfolio (Class 3) *                                          113                      11
         Natural Resources Portfolio (Class 3) *                               110                      10

         LORD ABBETT TRUST:
         Growth & Income Portfolio *                                  $        112            $         11

         SUNAMERICA TRUST:
         Aggressive Growth Portfolio (Class 1)                        $  1,005,657            $  2,821,838
         Alliance Growth Portfolio (Class 1)                             4,452,936              12,690,222
         Asset Allocation Portfolio (Class 1)                            1,122,095               4,202,009
         Blue Chip Growth Portfolio (Class 1)                            1,348,373                 591,091
         Cash Management Portfolio (Class 1)                           414,378,388             414,066,898
         Corporate Bond Portfolio (Class 1)                              5,986,532               4,149,656
         Davis Venture Value Portfolio (Class 1)                         3,526,416              12,098,750
         "Dogs" of Wall Street Portfolio (Class 1)                       4,109,754               2,257,530
         Emerging Markets Portfolio (Class 1)                           48,911,287              50,874,556
         Federated Value Portfolio (Class 1)                             4,093,257               6,764,624
         Global Bond Portfolio (Class 1)                                   768,451               1,243,879
         Global Equities Portfolio (Class 1)                            14,049,961              16,191,472


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                           Cost of Shares           Proceeds from
         Variable Accounts                                                       Acquired             Shares Sold
         -----------------                                                       --------             -----------
         SUNAMERICA TRUST (continued):
         Goldman Sachs Research Portfolio (Class 1)                          $    857,304            $    490,922
         Growth-Income Portfolio (Class 1)                                      7,910,429              14,267,444
         Growth Opportunities Portfolio (Class 1)                                 758,717                 476,692
         High-Yield Bond Portfolio (Class 1)                                   11,063,159               9,626,811
         International Diversified Equities Portfolio (Class 1)               120,746,453             125,066,455
         International Growth and Income Portfolio (Class 1)                  190,380,930             193,911,386
         MFS Growth and Income Portfolio (Class 1)                              2,325,220               2,061,996
         MFS Mid-Cap Growth Portfolio (Class 1)                                 2,130,768               1,446,460
         MFS Total Return Portfolio (Class 1)                                  10,594,523               7,142,921
         Putnam Growth Portfolio (Class 1)                                        652,054               3,644,071
         Real Estate Portfolio (Class 1)                                        2,813,347               2,122,482
         SunAmerica Balanced Portfolio (Class 1)                                1,521,462               3,780,636
         Technology Portfolio (Class 1)                                           381,367                 157,598
         Telecom Portfolio (Class 1)                                              824,077               1,428,818
         Worldwide High Income Portfolio (Class 1)                              3,236,473               3,743,695
         Aggressive Growth Portfolio (Class 3) *                                      113                      12
         Alliance Growth Portfolio (Class 3) *                                        112                      11
         Asset Allocation Portfolio (Class 3) *                                       111                      11
         Blue Chip Growth Portfolio (Class 3) *                                       113                      11
         Cash Management Portfolio (Class 3) *                                        284                     117
         Corporate Bond Portfolio (Class 3) *                                         111                      10
         Davis Venture Value Portfolio (Class 3) *                                    111                      11
         "Dogs" of Wall Street Portfolio (Class 3) *                                  112                      11
         Emerging Markets Portfolio (Class 3) *                                       110                      10
         Federated Value Portfolio (Class 3) *                                        111                      11
         Foreign Value Portfolio (Class 3) *                                          112                      11
         Global Bond Portfolio (Class 3) *                                            110                      10
         Global Equities Portfolio (Class 3) *                                        112                      11
         Goldman Sachs Research Portfolio (Class 3) *                                 112                      11
         Growth Opportunities Portfolio (Class 3) *                                   113                      12
         Growth-Income Portfolio (Class 3) *                                          110                      11
         High-Yield Bond Portfolio (Class 3) *                                        111                      10
         International Diversified Equities Portfolio (Class 3) *                     111                      11


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares      Proceeds from
         Variable Accounts                                             Acquired        Shares Sold
         -----------------                                             --------        -----------
         SUNAMERICA TRUST (continued):
         International Growth & Income Portfolio (Class 3) *               $112               $ 11
         Marsico Growth Portfolio (Class 3) *                               111                 11
         MFS Growth & Income Portfolio (Class 3) *                          111                 11
         MFS Mid Cap Growth Portfolio (Class 3) *                           112                 11
         MFS Total Return Portfolio (Class 3) *                             111                 11
         Putnam Growth Portfolio (Class 3) *                                111                 11
         Real Estate Portfolio (Class 3) *                                  110                 10
         Small & Mid Cap Value Portfolio (Class 3) *                        112                 12
         SunAmerica Balanced Portfolio (Class 3) *                          112                 11
         Technology Portfolio (Class 3) *                                   115                 14
         Telecom Utility Portfolio (Class 3) *                              110                 10
         Worldwide High Income Portfolio (Class 3) *                        210                110

         VAN KAMPEN TRUST:
         Comstock Portfolio (Class II) *                                   $111               $ 11
         Emerging Growth Portfolio (Class II) *                             112                 11
         Growth & Income Portfolio (Class II) *                             111                 11


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2002 and 2001, follows:

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
    Global Growth Portfolio (Class 2)

        2002              9                 10.95                    95             1.52%               0%(4)      -5.15%(4)
        2001              -                     -                     -                -                -              -

    Growth Portfolio (Class 2)

        2002              8                 10.88                    91             1.52%               0%(4)      -9.52%(4)
        2001              -                     -                     -                -                -              -

    Growth Income Portfolio (Class 2)

        2002              9                 10.88                    94             1.52%               0%(4)      -6.17%(4)
        2001              -                     -                     -                -                -              -

    Capital Appreciation Portfolio (Class 1)

        2002      1,009,913                 25.79            26,050,264             1.52%            0.00%        -23.83%
        2001      1,094,258                 33.86            37,056,371             1.52%            0.24%        -13.91%

    Government and Quality Bond Portfolio (Class 1)

        2002      2,716,283                 16.50            44,829,134             1.52%            4.61%          7.65%
        2001      1,470,891                 15.33            22,549,341             1.52%            4.46%          5.31%

    Growth Portfolio (Class 1)

        2002        639,847                 20.86            13,347,034             1.52%            0.36%        -23.34%
        2001        668,099                 27.21            18,178,363             1.52%            0.15%        -14.40%

    Natural Resources Portfolio (Class 1)

        2002        211,766                 15.29             3,238,456             1.52%            0.91%          6.75%
        2001        168,114                 14.33             2,408,347             1.52%            0.42%         -2.58%

    Capital Appreciation Portfolio (Class 3)

        2002              4                 25.79                    93             1.52%               0%(4)      -6.77%(4)
        2001              -                     -                     -                -                -              -

    Government and Quality Bond Portfolio (Class 3)

        2002              6                 16.47                   102             1.52%               0%(4)       1.78%(4)
        2001              -                     -                     -                 -                -             -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Growth Portfolio (Class 3)

         2002               5               20.85                    95             1.52%              0%(4)       -5.82%(4)
         2001               -                   -                     -                -               -               -

     Natural Resources Portfolio (Class 3)

         2002               7               15.27                   104             1.52%              0%(4)        3.90%(4)
         2001               -                   -                     -                -               -               -

     Growth & Income Portfolio (Class VC)

         2002              12                8.18                    95             1.52%              0%(4)       -5.59%(4)
         2001               -                   -                     -                -               -               -

     Aggressive Growth Portfolio (Class 1)

         2002         803,064               10.12             8,129,261             1.52%           0.29%         -25.83%
         2001         951,741               13.65            12,989,561             1.52%           0.36%         -32.71%

     Alliance Growth Portfolio (Class 1)

         2002       1,771,359               22.08            39,103,613             1.52%           0.26%         -32.33%
         2001       2,087,816               32.62            68,106,499             1.52%           0.00%         -15.29%

     Asset Allocation Portfolio (Class 1)

         2002         715,214               16.95            12,122,947             1.52%           3.43%          -8.94%
         2001         912,870               18.61            16,991,917             1.52%           3.31%          -4.29%

     Blue Chip Growth Portfolio (Class 1)

         2002         197,222                4.66               919,545             1.52%           0.32%         -30.35%
         2001          71,523                6.69               479,064             1.52%           0.08%(5)      -21.91%(5)

     Cash Management Portfolio (Class 1)

         2002       2,120,213               13.04            27,666,979             1.52%           5.08%          -0.16%
         2001       2,177,838               13.06            28,446,701             1.52%           5.30%           2.12%

     Corporate Bond Portfolio (Class 1)

         2002         769,655               14.79            11,381,271             1.52%           6.85%           5.84%
         2001         683,843               13.97             9,554,776             1.52%           5.88%           5.93%

     Davis Venture Value Portfolio (Class 1)

         2002       2,185,704               21.52            47,039,545             1.52%           0.58%         -18.00%
         2001       2,560,498               26.25            67,198,485             1.52%           0.49%         -12.67%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     "Dogs" of Wall Street Portfolio (Class 1)

         2002         321,081                8.92             2,863,752           1.52%             1.68%          -7.97%
         2001         132,220                9.69             1,281,335           1.52%             2.56%           6.24%

     Emerging Markets Portfolio (Class 1)

         2002         560,976                5.98             3,351,330           1.52%             0.20%          -8.55%
         2001         803,581                6.54             5,254,679           1.52%             0.28%          -3.19%

     Federated Value Portfolio (Class 1)

         2002         689,455               12.94             8,924,710           1.52%             1.02%         -20.98%
         2001         898,256               16.38            14,715,514           1.52%             1.44%          -3.81%

     Global Bond Portfolio (Class 1)

         2002         265,801               16.36             4,348,421           1.52%             1.67%           4.36%
         2001         299,802               15.68             4,700,040           1.52%             8.66%           3.43%

     Global Equities Portfolio (Class 1)

         2002         475,243               12.59             5,982,669           1.52%             0.00%         -27.95%
         2001         628,357               17.47            10,978,735           1.52%             0.08%         -19.31%

     Goldman Sachs Research Portfolio (Class 1)

         2002          95,735                5.08               486,500           1.52%             0.00%         -29.17%
         2001          42,830                7.17               307,232           1.52%             0.00%(6)      -26.32%(6)

     Growth-Income Portfolio (Class 1)

         2002       1,565,450               20.85            32,639,759           1.52%             0.82%         -22.34%
         2001       1,845,250               26.85            49,539,951           1.52%             0.73%         -17.18%

     Growth Opportunities Portfolio (Class 1)

         2002         145,691                3.44               501,574           1.52%             0.00%         -40.71%
         2001          93,154                5.81               541,072           1.52%             0.02%(8)      -34.23%(8)

     High-Yield Bond Portfolio (Class 1)

         2002         832,552               11.61             9,657,821           1.52%            13.09%          -7.23%
         2001         796,205               12.51             9,956,246           1.52%            10.36%          -5.78%

     International Diversified Equities Portfolio (Class 1)

         2002         792,414                7.17             5,691,038           1.52%             0.00%         -29.63%
         2001       1,106,719               10.20            11,283,072           1.52%             0.00%         -25.11%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     International Growth & Income Portfolio (Class 1)

         2002         701,797                8.37             5,867,467           1.52%             0.33%         -22.12%
         2001         848,603               10.74             9,116,687           1.52%             0.29%         -23.39%

     MFS Growth - Income Portfolio (Class 1)

         2002         567,941               14.94             8,484,530           1.52%             0.78%         -22.18%
         2001         553,981               19.20            10,634,558           1.52%             0.57%         -17.31%

     MFS Mid-Cap Growth Portfolio (Class 1)

         2002         666,404                6.98             4,653,371           1.52%             0.00%         -47.97%
         2001         598,426               13.42             8,030,752           1.52%             0.00%         -23.78%

     MFS Total Return Portfolio (Class 1)

         2002         903,191               19.89            17,966,421           1.52%             1.92%          -6.28%
         2001         756,534               21.22            16,056,706           1.52%             2.22%          -0.97%

     Putnam Growth Portfolio (Class 1)

         2002         707,074               13.83             9,779,310           1.52%             0.17%         -27.57%
         2001         888,249               19.10            16,960,896           1.52%             0.00%         -25.27%

     Real Estate Portfolio (Class 1)

         2002         304,254               11.86             3,608,508           1.52%             2.68%           4.60%
         2001         251,509               11.34             2,851,593           1.52%             2.98%           4.45%

     SunAmerica Balanced Portfolio (Class 1)

         2002       1,013,190               12.55            12,707,426           1.52%             2.51%         -16.45%
         2001       1,195,940               15.02            17,955,100           1.52%             2.06%         -14.45%

     Technology Portfolio (Class 1)

         2002         199,441                1.72               343,634           1.52%             0.00%         -50.12%
         2001         102,033                3.45               352,288           1.52%             0.00%(7)      -48.41%(7)

     Telecom Utility Portfolio (Class 1)

         2002         294,108                8.64             2,539,689           1.52%             8.82%         -24.92%
         2001         385,837               11.50             4,437,756           1.52%             3.03%         -15.02%

     Worldwide High Income Portfolio (Class 1)

         2002         308,909               14.03             4,333,598           1.52%            12.11%          -1.89%
         2001         374,063               14.30             5,349,143           1.52%            11.13%          -4.70%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Aggressive Growth Portfolio (Class 3)

         2002               9               10.08                    95           1.52%             0%(4)       -5.28%(4)
         2001               -                   -                     -              -              -               -

     Alliance Growth Portfolio (Class 3)

         2002               4               21.94                    93           1.52%             0%(4)       -7.72%(4)
         2001               -                   -                     -              -              -               -

     Asset Allocation Portfolio (Class 3)

         2002               6               16.89                    99           1.52%             0%(4)       -1.71%(4)
         2001               -                   -                     -              -              -               -

     Blue Chip Growth Portfolio (Class 3)

         2002              20                4.66                    93           1.52%             0%(4)       -7.79%(4)
         2001               -                   -                     -              -              -               -

     Cash Management Portfolio (Class 3)

         2002              13               13.02                   167           1.52%             0%(4)       -0.05%(4)
         2001               -                   -                     -              -              -               -

     Corporate Bond Portfolio (Class 3)

         2002               7               14.70                   103           1.52%             0%(4)        2.26%(4)
         2001               -                   -                     -              -              -               -

     Davis Venture Value Portfolio (Class 3)

         2002               5               21.46                    97           1.52%             0%(4)       -3.28%(4)
         2001               -                   -                     -              -              -               -

     "Dogs" of Wall Street Portfolio (Class 3)

         2002              11                8.90                    98           1.52%             0%(4)       -2.99%(4)
         2001               -                   -                     -              -              -               -

     Emerging Markets Portfolio (Class 3)

         2002              16                5.96                    96           1.52%             0%(4)       -4.09%(4)
         2001               -                   -                     -              -              -               -

     Federated Value Portfolio (Class 3)

         2002               8               12.91                    97           1.52%             0%(4)       -3.15%(4)
         2001               -                   -                     -              -              -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Foreign Value Portfolio (Class 3)

         2002              10                9.41                    95           1.52%             0%(4)       -5.55%(4)
         2001               -                   -                     -              -              -               -

     Global Bond Portfolio (Class 3)

         2002               6               16.32                   102           1.52%             0%(4)        1.73%(4)
         2001               -                   -                     -              -              -               -

     Global Equities Portfolio (Class 3)

         2002               8               12.55                    96           1.52%             0%(4)       -4.63%(4)
         2001               -                   -                     -              -              -               -

     Goldman Sachs Research Portfolio (Class 3)

         2002              19                5.06                    94           1.52%             0%(4)       -6.13%(4)
         2001               -                   -                     -              -              -               -

     Growth-Income Portfolio (Class 3)

         2002               5               20.79                    96           1.52%             0%(4)       -4.27%(4)
         2001               -                   -                     -              -              -               -

     Growth Opportunities Portfolio (Class 3)

         2002              26                3.44                    91           1.52%             0%(4)       -9.56%(4)
         2001               -                   -                     -              -              -               -

     High-Yield Bond Portfolio (Class 3)

         2002               9               11.59                   101           1.52%             0%(4)        0.45%(4)
         2001               -                   -                     -              -              -               -

     International Diversified Equities Portfolio (Class 3)

         2002              14                7.17                    99           1.52%             0%(4)       -1.64%(4)
         2001               -                   -                     -              -              -               -

     International Growth and Income Portfolio (Class 3)

         2002              12                8.33                    98           1.52%             0%(4)       -2.84%(4)
         2001               -                   -                     -              -              -               -

     Marsico Growth Portfolio (Class 3)

         2002              13                7.43                    95           1.52%             0%(4)       -5.19%(4)
         2001               -                   -                     -              -              -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)


                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year              Units          Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----              -----          --------------      ---------------       ----------       ----------    ----------
     MFS Growth and Income Portfolio (Class 3)

         2002               6                14.93                   95            1.52%            0%(4)       -4.98%(4)
         2001               -                    -                    -               -             -               -

     MFS Mid Cap Growth Portfolio (Class 3)

         2002              14                 6.96                   94            1.52%            0%(4)       -6.17%(4)
         2001               -                    -                    -               -             -               -

     MFS Total Return Portfolio (Class 3)

         2002               5                19.85                   98            1.52%            0%(4)       -2.46%(4)
         2001               -                    -                    -               -             -               -

     Putnam Growth Portfolio (Class 3)

         2002               7                13.78                   94            1.52%            0%(4)       -6.47%(4)
         2001               -                    -                    -               -             -               -

     Real Estate Portfolio (Class 3)

         2002               9                11.84                  101            1.52%            0%(4)        0.99%(4)
         2001               -                    -                    -               -             -               -

     Small & Mid Cap Value Portfolio (Class 3)

         2002              10                10.12                   97            1.52%            0%(4)       -3.27%(4)
         2001               -                    -                    -               -             -               -

     SunAmerica Balanced Portfolio (Class 3)

         2002               8                12.51                   97            1.52%            0%(4)       -3.76%(4)
         2001               -                    -                    -               -             -               -

     Technology Portfolio (Class 3)

         2002              49                 1.72                   84            1.52%            0%(4)      -16.19%(4)
         2001               -                    -                    -               -             -               -

     Telecom Utility Portfolio (Class 3)

         2002              12                 8.62                  102            1.52%            0%(4)        1.51%(4)
         2001               -                    -                    -               -             -               -

     Worldwide High Income Portfolio (Class 3)

         2002               7                13.99                  101            1.52%            0%(4)        0.88%(4)
         2001               -                    -                    -               -             -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year              Units          Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----              -----          --------------      ---------------       ----------       ----------    ----------
     Comstock Portfolio (Class II)

         2002              12                 8.15                   96            1.52%            0%(4)       -4.54%(4)
         2001               -                    -                    -               -             -               -

     Emerging Growth Portfolio (Class II)

         2002              13                 7.00                   93            1.52%            0%(4)       -7.90%(4)
         2001               -                    -                    -               -             -               -

     Growth and Income Portfolio (Class II)

         2002              11                 8.79                   98            1.52%            0%(4)       -2.44%(4)
         2001               -                    -                    -               -             -               -


----------
(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(4)   For the period from December 2, 2002 (inception) to December 31, 2002.

(5)   For the period from January 4, 2001 (inception) to December 31, 2001.

(6)   For the period from January 9, 2001 (inception) to December 31, 2001.

(7)   For the period from January 19, 2001 (inception) to December 31, 2001.

(8)   For the period from February 7, 2001 (inception) to December 31, 2001.